united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2019

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract will no longer be sent by mail unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

A Message from the TOPS® Portfolio Management Team

Mid Year 2019 Market Commentary

“First Half Financial Markets Were Strong Despite Trade War and Recession Fears”

Stock and bond market returns for the first half of 2019 were very strong and returns for the TOPS portfolios were positive, with more aggressive TOPS portfolios (higher equity allocations) at the forefront. Likewise, TOPS returns for the trailing three-year, five-year and ten-year timeframes remain well into positive territory.

After discussing first quarter and year to date 2019 financial market results and TOPS portfolios, we will present our perspective on three key concerns that continue to impact our portfolio strategies:

1)	Trade Wars, specifically with China

2)	Federal Reserve policies and their impact on the Yield Curve and bond yields

3)	Recession risks for the US economy and for S&P 500 earnings per share

Second Quarter and Year to Date Market Review

At the midpoint of 2019 the S&P 500 Index has recorded a total return of +18.5%, which is the best first half since 1997. However, the stock market is not rising alone. A study by Bespoke Investment Group notes that 2019 is just the 10th time since 1980 that both the S&P 500 and long-term US Treasury bonds gained over 5% in the first half. Let’s hope history repeats, as the study shows S&P 500 second half returns were positive in 8 of the 9 historic occurrences and the average second half return was +11.3%. It appears a combination of hope for Federal Reserve rate cuts and a modest boost to the economy from a resolution to China Trade issues are pushing bond yields down and stock prices up.

Overall, the stock market rally that began in late December slowed somewhat in the second quarter. The S&P 500 climbed to a new all-time high at the end of April, retreated abruptly in May and then rebounded sharply to more new highs in June. That pattern of stock price movements tracked investor pessimism and optimism about Trade and basically ignored economic data reports indicating a slowing US economy.

Nearly every index behind the ETFs in the TOPS portfolios had positive returns for Q2 and the leaders were once again the US large caps, as S&P 500 Growth returned +4.6%, the S&P 500 +4.3%, S&P 500 Value +4.0%. S&P MidCap +3.1% and S&P SmallCap +1.9% also did well. FTSE Developed ex-US (developed international) was not far behind large cap US at +3.3% but FTSE Emerging Markets was impacted by trade worries and returned only +0.8%.

For the year to date, every equity index in our primary tracking list gained over 10%. US stocks continued to lead the way, with S&P 500 Growth +20.2% (fueled by the Technology sector), US Real Estate +18.7%, S&P 500 +18.5%, S&P MidCap +18.0%, S&P 500 Value +16.7%, Global Natural Resources +14.9% and S&P SmallCap +13.7%. International stocks lagged U.S. stocks, but still recorded very good returns with FTSE Developed ex-US +13.8% and FTSE Emerging Markets +12.2%.

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As noted above, bond markets also rallied in the first half. The Federal Reserve has been on the sideline thus far in 2019, but the futures markets indicate investors are betting that the Fed will cut rates two to three times before the year is over. That belief has been the primary factor in driving down longer-term yields and inverting the yield curve. (An inverted yield curve is one that has higher shorter-term interest rates than longer term rates). This desire to buy bonds “before yields fall even further” pushed the US 10-year Treasury (10UST) back under 2.0% and is apparent in the even-more-extreme investor anxiety to purchase German and Japanese government bonds for negative yields.

The 10UST had yielded 2.69% at yearend 2018 and 2.41% at the end of Q1 2019, but closed Q2 at exactly 2.00%. This was a shock to interest rate forecasters and once again points out the folly of basing investment strategies on near term forecasts. Overall, the Barclay’s US Aggregate Bond index returned +3.1% for Q2. Like our comment on stock indexes, we saw positive Q2 returns from each of the bond market sectors represented in the TOPS portfolios. US Investment Grade Corporates were the leader at +5.4%, the Emerging Markets Global Core index was +5.3%, US Treasury 3-10-year bonds +3.0%, and hedged international bonds were +3.0%.

For the first half, the Barclay’s US Aggregate Bond index returned +6.1%. The US Investment Grade Corporates were +11.9%, as longer duration and tighter credit spreads contributed to the strength of various sectors of the bond market including High Yield Corporates +10.1%, Emerging Markets Global Core +8.1% and hedged international bonds +6.2%.

Trade Wars, Specifically with China

Many tariffs have been proposed by the Trump Administration and several have been implemented. While “Tariff Tiffs” with our allies in Asia, Europe, North America and South America have flared up periodically, the markets have not overreacted to them. China is another matter, both due to its ranking as the second largest global economy and the risk that a full-blown Trade War may be ignited. In late 2018, the markets were spooked by an increase in tariffs between the US and China. During Q1 2019, the consensus was that ongoing trade negotiations were about to culminate in a significant new agreement and markets rallied.

Unfortunately, in May the trade deal came apart which was a key reason for very poor stock markets that month and for a “flight to quality” rally in US Treasury bonds. Both countries threatened another round of tariffs and trade restrictions which increased uncertainty worldwide for businesses and consumers. In June and early July, the tone of tweets and official government updates once again became much less strident. Tariff increases have been postponed and further negotiations will be held.

We believe a trade deal will eventually be agreed upon, but we have no idea when or what it will look like. Presumably, negotiations (and therefore market volatility) will not end until a deal is struck where no one is painted as the loser. One thing of which we are quite certain is that altering our strategies based on guesses as to the outcome of the trade negotiations would be foolhardy. We will continue to monitor the negotiations closely and will be prepared to consider the impact of any pact which may eventually be signed.

Federal Reserve Policies and Their Impact on the Yield Curve and Bond Yields

The Federal Reserve remains a key focus for investors. The US economy is growing and the stock market is doing quite well, which seems out of synch with calls for the Fed to cut rates. Nonetheless, the fed-funds futures market is pricing in three 25 basis point (0.25%) rate cuts this year, starting with the late July FOMC meeting. Not surprisingly, with inflation very low and the Fed sounding dovish, bond buyers have caused an inverted yield curve for 3-month bills to the 10UST portion of the curve

6/30/2019

As a reminder, a normal curve has higher rates throughout, primarily reflecting the impact of inflation expectations over time. Thus, an abnormal (or inverted) curve indicates either expectations of deflation or a belief that short rates will be cut. Obviously, neither situation supports an optimistic view of the economy.

As we note in the next section, the economy may be slowing but it does not appear to be in recession. If the Fed is “data dependent” (as they have stated), there is not much of a case for a rate cut in the immediate future. Even if expectations of Fed easing are reversed, US bond yields may remain at very low levels due to the gravitational pull of even-lower yields in Germany and Japan.

Recession risks for the US economy and for S&P 500 earnings per share

As of July, US GDP has grown for 121 months, the longest such stretch in America’s history. Many observers fear this means the end of the expansion must be near because the typical economic cycle lasts only 6-8 years. Several indicators of both business and consumer spending suggest GDP may fall back into the +2.0% to +2.5% pace of the past decade. That may be so, but key recessionary indicators such as job cuts, government spending cuts, corporate investment cuts, consumer spending cuts or growing debt defaults are nonexistent.

With profit margins near record levels and wage growth beginning to stir, a slow-growth economy may not be enough to cause earnings growth to reaccelerate. Q2 earnings are expected to be flattish again, but growth is expected to return in the second half and on into 2020. Valuations are not extreme, but it would not be wise to count on higher price/earnings ratios. If the stock market is to continue its bullish trends, earnings growth must return, so we will monitor this closely as we head into the second half.

Portfolio Strategies

While risks including trade wars, inverted yield curves and flat earnings abound, the positives of low inflation, plentiful liquidity, stable economic growth, strong consumer confidence and business optimism are supporting investment asset prices. While we closely watch for factors that could suddenly impact the markets, we focus our portfolio strategies on reasonable longer-term assumptions that drive risk, return and correlation of asset classes. Currently, we believe the portfolios are appropriately structured.

Summary of the Milliman Managed Risk Strategy™ (MMRS)

The new year seemed to breathe new life into U.S equities as they rallied to one of their best recoveries on record. After notching its worst December since 1931, the S&P 500 bounced back to post its best January since 1987. During the month, several Fed officials suggested that the Fed could pause on further rate hikes and potentially slow the rate of balance sheet normalization. The dovish tone was confirmed in the statement from the Federal Open Market Committee’s (FOMC) January 30 meeting, as well as in Chairman Powell’s post-meeting press conference, during which he used the words “patient” or “patience” no fewer than 13 times.

In addition to more dovish sentiment from the Fed, strong earnings reports propelled the S&P 500 to an 8% total return for the month. As the market climbed higher, volatility edged lower, with the CBOE Volatility Index (VIX) finishing January at 16.6, its lowest level of the month. The VIX average of 19.6 in January was 20% below its December average of 24.9.

6/30/2019

In response to the decline in volatility, the TOPS Managed Risk Growth, Moderate and Balanced ETF Portfolios all increased their equity exposure respectively to 67%, 61% and 50%, their highest levels since October 2018.

In February, U.S equities continued their recovery from the sell-off in late 2018. From December 27, 2018 through the end of February, the S&P 500 posted gains in 8 out of 9 weeks for a total return of 13.2%. Dovishness from the Federal Reserve, as well as optimism surrounding U.S/China trade talks were the main drivers. The market has now priced in zero interest rate hikes for 2019 and the White House has indicated an increased possibility for a trade deal. In addition to pushing stocks higher, these factors also nudged volatility lower. The CBOE Volatility Index (VIX) moved steadily lower during the month, averaging 15.23 in February, a 22% drop from January’s average of 19.57. This decline in volatility resulted in the TOPS Managed Risk Growth, Moderate and Balanced Portfolios all finishing the month at their maximum equity allocations.

In its March 20th Federal Open Market Committee (FOMC) meeting, the Federal Reserve made a substantial shift in policy, putting rate hikes on hold indefinitely and announcing its intention to end the drawdown of its $4 trillion balance sheet. In response to this dovish pivot, U.S bond yields declined sharply; the U.S 10-year Treasury yield dropped below 2.4% to its lowest level since January 2018. In spite of the bond market’s worrisome signal that economy may be worsening, equity markets experienced surprisingly little change in volatility. The S&P 500 ended the month with a total return of 1.9%, bringing its Q1 return to 13.6%, its best quarterly return since 2009. The CBOE Volatility Index (VIX) topped out at 16.6 in March and its average of 14.5 was lower than February’s average of 15.2.

With volatility largely unchanged, the TOPS Managed Risk Growth, Moderate Growth and Balanced Portfolios maintained their maximum respective equity allocations through almost the entire month, with the Growth Portfolio making a minor reduction to 81.4% in the month’s final week.

The global equity market extended its winning streak in April, locking in its fourth consecutive month of positive returns. The gain was broad based, with domestic, international developed and emerging markets all finishing the month higher. Notwithstanding its strong year-to-date return, the MSCI All Country World Index still hasn’t quite fully recovered from the 17% drawdown it experienced in late 2018 and remains well below its all-time high from January 2018. As equity markets climbed higher, their volatility trended lower, with all three major segments finishing the month at their lowest volatility levels of 2019. Accordingly, the TOPS Managed Risk Growth, Moderate and Balanced ETF Portfolios all maintained their respective maximum equity allocations throughout the month, enabling a high level of participation in the rise in global equity prices.

After the S&P 500 and NASDAQ Composite hit their all-time-high levels, the equities market endured a sharp downturn in May. The sell-off started with an escalated trade war between U.S and China. On May 5th, President Trump announced a tariff hike from 10% to 25% on $200 billion of Chinese imports. The restriction on Chinese tech giant Huawei came two weeks after. These factors contributed to the S&P 500 notching its worst May in 9 years, (2010 May -8.2%) and second worst May in nearly 60 years (1962 May -8.6%).

Heading into the Federal Open Market Committee (FOMC) meeting in late June, the 2-year U.S. Treasury yield had its biggest monthly decline since the 2008 Global Financial Crisis and finished the month lower than the current Fed funds rate target. The steep drop of equity prices and treasury yields triggered an elevated and sustained volatility throughout May. CBOE Volatility Index (VIX)’s monthly average was 16.72 in May, a 30% rise compared to April (12.93).

Corresponding to the heightened volatility, the TOPS Managed Risk Growth ETF Portfolio decreased the equity targets to 73.54% by the end of month.

6/30/2019

After posting their worst May since 2010, U.S equities bounced back sharply, notching their best June since 1955. Central banks again were the main driver behind the rally, starting with Chairman Powell’s public comments on June 4 that the Fed would be ready to act if economic conditions deteriorated. Although the Fed did not cut rates in June’s Federal Open Market Committee (FOMC), the market has fully priced in a rate cut of no less than 0.25% in July’s meeting, and at least one more by year end. In addition to the Fed’s dovish forward guidance, while the circumstances surrounding the trade war didn’t get any better, they also didn’t get any worse. This environment helped to drive the S&P 500 to a new all-time high during the month, amidst downward-trending volatility.

The TOPS Managed Risk Growth Portfolio began increasing its equity allocation early in the month, returning to its maximum level by June 11. The Moderate and Balanced Portfolios finished May at their maximum equity allocations and remained there through all of June.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400®measures the mid-capsegment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600®measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE®Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds , government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

6/30/2019

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0- 5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

6712-NLD-08/01/2019

6/30/2019

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019 as compared to its benchmark:

			Five	Performance	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***	Since Inception****
	Months	Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
Aggressive Growth ETF Portfolio
Class 1	15.45%	3.40%	6.50%	7.46%	N/A	N/A
Class 2	15.29%	3.14%	6.24%	7.24%	N/A	N/A
Investor Class	15.13%	2.65%	N/A	N/A	6.64%	N/A
Service Class	NA	NA	NA	NA	N/A	(0.41)%
S&P 500 Total Return Index *****	18.54%	10.42%	10.71%	12.36%	11.02%	0.24%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.32%, 0.57%, 0.82%, and 0.62%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2019	% of Net Assets
Equity Funds	97.4%
Other Assets and Liabilities - net/Short-Term Investments	2.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019 as compared to its benchmark:

			Five	Performance	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***	Since Inception****
	Months	Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
Balanced ETF Portfolio
Class 1	10.41%	5.05%	4.04%	5.15%	N/A	N/A
Class 2	10.24%	4.73%	3.72%	4.79%	N/A	N/A
Investor Class	10.19%	4.51%	N/A	N/A	4.45%	N/A
Service Class	N/A	N/A	N/A	N/A	N/A	0.90%
S&P 500 Total Return Index *****	18.54%	10.42%	10.71%	12.36%	11.02%	0.24%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.35%, 0.60%, 0.85%, and 0.65%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2019	% of Net Assets
Equity Funds	49.6%
Debt Funds	47.3%
Other Assets and Liabilities - net/Short-Term Investments	3.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Conservative ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019 as compared to its benchmark:

			Five	Performance	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***	Since Inception****
	Months	Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
Conservative ETF Portfolio
Class 1	7.89%	5.22%	2.99%	4.00%	N/A	N/A
Class 2	7.76%	4.97%	2.73%	3.76%	N/A	N/A
Investor Class	7.50%	4.80%	N/A	N/A	3.58%	N/A
Service Class	N/A	N/A	N/A	N/A	N/A	1.26%
S&P 500 Total Return Index *****	18.54%	10.42%	10.71%	12.36%	11.02%	0.24%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.37%, 0.62%, 0.87%, and 0.67%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2019	% of Net Assets
Debt Funds	67.3%
Equity Funds	30.0%
Other Assets and Liabilities - net/Short-Term Investments	2.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019 as compared to its benchmark:

			Five	Performance	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***	Since Inception****
	Months	Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
Growth ETF Portfolio
Class 1	14.22%	3.96%	5.57%	7.82%	N/A	N/A
Class 2	14.09%	3.73%	5.32%	7.50%	N/A	N/A
Investor Class	13.91%	3.43%	N/A	N/A	6.06%	N/A
Service Class	N/A	N/A	N/A	N/A	N/A	0.13%
S&P 500 Total Return Index *****	18.54%	10.42%	10.71%	12.36%	11.02%	0.24%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class, and Service Class are 0.34%, 0.59%, 0.84%, and 0.64%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Service Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2019	% of Net Assets
Equity Funds	85.1%
Debt Funds	12.9%
Other Assets and Liabilities - net/Short-Term Investments	2.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019 as compared to its benchmark:

			Five	Performance	Performance	Performance
	Six	One	Year	Since Inception**	Since Inception***	Since Inception****
	Months	Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)
Moderate Growth ETF Portfolio
Class 1	12.22%	4.65%	4.86%	5.89%	N/A	N/A
Class 2	12.12%	4.40%	4.57%	5.61%	N/A	N/A
Investor Class	11.89%	4.62%	N/A	N/A	5.31%	N/A
Service Class	N/A	N/A	N/A	N/A	N/A	0.58%
S&P 500 Total Return Index *****	18.54%	10.42%	10.71%	12.36%	11.02%	0.24%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectus, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses for Class 1, Class 2, Investor Class and Service Class are 0.34%, 0.59%, 0.84% and 0.64%, respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Investor Class inception date was July 22, 2015.

****	Investor Class inception date was April 30, 2019.

*****	The S&P 500 Total Return Index is an unmanaged market capitlization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2019	% of Net Assets
Equity Funds	65.1%
Debt Funds	32.8%
Other Assets and Liabilities - net/Short-Term Investments	2.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Balanced ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Balanced ETF Portfolio
Class 1	9.25%	4.27%	2.86%	4.25%	N/A	N/A
Class 2	9.12%	3.98%	2.60%	4.00%	N/A	N/A
Class 3	8.98%	3.80%	2.49%	N/A	3.94%	N/A
Class 4	8.96%	3.62%	2.24%	N/A	3.54%	N/A
Investor Class	8.52%	3.73%	N/A	N/A	N/A	3.09%
S&P 500 Total Return Index *****	18.54%	10.42%	10.71%	13.14%	13.21%	11.02%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.53%, 0.78%, 0.88%, 1.13%, and 1.03% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2019	% of Net Assets
Equity Funds	45.2%
Debt Funds	43.1%
Other Assets and Liabilities - net/Short-Term Investments	11.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (4/26/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Growth ETF Portfolio
Class 1	10.44%	3.26%	2.29%	4.10%	N/A	N/A
Class 2	10.31%	2.98%	2.02%	3.84%	N/A	N/A
Class 3	10.26%	2.82%	1.93%	N/A	4.37%	N/A
Class 4	10.10%	2.55%	1.68%	N/A	4.27%	N/A
Investor Class	9.78%	2.83%	N/A	N/A	N/A	3.13%
S&P 500 Total Return Index *****	18.54%	10.42%	10.71%	12.36%	13.21%	11.02%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.53%, 0.78%, 0.88%, 1.13%, and 1.03% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2019	% of Net Assets
Equity Funds	76.6%
Debt Funds	11.6%
Other Assets and Liabilities - net/Short-Term Investments	11.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Managed Risk Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
June 30, 2019

The Portfolio’s performance figures* for the periods ended June 30, 2019, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Moderate Growth ETF Portfolio
Class 1	10.16%	3.67%	2.85%	4.75%	N/A	N/A
Class 2	9.93%	3.38%	2.58%	4.51%	N/A	N/A
Class 3	9.96%	3.32%	2.48%	N/A	4.46%	N/A
Class 4	9.72%	2.92%	2.21%	N/A	4.23%	N/A
Investor Class	9.26%	3.16%	N/A	N/A	N/A	3.18%
S&P 500 Total Return Index *****	18.54%	10.42%	10.71%	13.14%	13.21%	11.02%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio share. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.53%, 0.78%, 0.88%, 1.13%, and 1.03% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2019	% of Net Assets
Equity Funds	58.7%
Debt Funds	29.5%
Other Assets and Liabilities - net/Short-Term Investments	11.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Portfolio’s holdings.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.4%
	EQUITY FUNDS - 97.4%
17,414	FlexShares Global Upstream Natural Resources Index Fund	$574,836
7,204	Invesco MSCI Global Timber ETF	194,462
14,133	iShares Core S&P Mid-Cap ETF	2,745,477
30,277	iShares Core S&P Small-Cap ETF +	2,370,084
19,894	SPDR Portfolio S&P 500 Growth ETF	770,495
24,748	SPDR Portfolio S&P 500 Value ETF	774,117
83,505	Vanguard FTSE Developed Markets ETF	3,482,994
55,574	Vanguard FTSE Emerging Markets ETF	2,363,562
6,486	Vanguard Global ex-U.S. Real Estate ETF	382,674
4,403	Vanguard Real Estate ETF	384,822
17,988	Vanguard S&P 500 ETF	4,841,470
2,869	WisdomTree Emerging Markets SmallCap Dividend Fund	134,986
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,993,792)	19,019,979

	SHORT-TERM INVESTMENTS - 14.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 11.9%
2,318,452	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	2,318,452

	MONEY MARKET FUND - 2.6%
517,304	STIT - Government & Agency Portfolio, Institutional Class - 2.08% (a)	517,304

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,835,756)	2,835,756

	TOTAL INVESTMENTS - 111.9% (Cost - $20,829,548)	$21,855,735
	OTHER ASSETS AND LIABILITIES - NET - (11.9)%	(2,322,320)
	TOTAL NET ASSETS - 100.0%	$19,533,415

ETF - Exchange Traded Fund

+	Security, or a portion of the security, is out on loan at June 30, 2019. Total loaned securities had a value of $2,271,305 at June 30, 2019.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2019. Non-cash collateral amounted to $2,318,452.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2019.

See accompanying notes to financial statements.

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 96.9%
	DEBT FUNDS - 47.3%
14,138	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,758,343
28,388	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	872,363
35,451	SPDR Portfolio Short Term Corporate Bond ETF	1,091,182
18,965	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	658,086
9,932	Vanguard Intermediate-Term Treasury ETF	655,214
8,268	Vanguard Mortgage-Backed Securities ETF	436,799
53,195	Vanguard Short-Term Inflation-Protected Securities ETF	2,623,577
21,480	Vanguard Short-Term Treasury ETF	1,308,776
3,809	Vanguard Total International Bond ETF	218,256
17,411	Xtrackers USD High Yield Corporate Bond ETF	873,858
		10,496,454
	EQUITY FUNDS - 49.6%
6,617	FlexShares Global Upstream Natural Resources Index Fund	218,427
8,214	Invesco MSCI Global Timber ETF	221,725
4,603	iShares Core S&P Mid-Cap ETF	894,179
11,504	iShares Core S&P Small-Cap ETF +	900,533
11,341	SPDR Portfolio S&P 500 Growth ETF	439,237
49,376	SPDR Portfolio S&P 500 Value ETF	1,544,481
2,577	Vanguard Energy ETF	219,097
42,139	Vanguard FTSE Developed Markets ETF	1,757,618
30,904	Vanguard FTSE Emerging Markets ETF	1,314,347
11,090	Vanguard Global ex-U.S. Real Estate ETF	654,310
1,728	Vanguard Materials ETF	221,530
7,530	Vanguard Real Estate ETF	658,122
7,342	Vanguard S&P 500 ETF	1,976,098
		11,019,704
	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,816,872)	21,516,158

	SHORT-TERM INVESTMENTS - 6.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
892,307	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	892,307

	MONEY MARKET FUND - 2.2%
495,102	STIT - Government & Agency Portfolio, Institutional Class - 2.08% (b)	495,102

	TOTAL SHORT TERM INVESTEMENTS (Cost - $1,387,409)	1,387,409

	TOTAL INVESTMENTS - 103.1% (Cost - $22,204,281)	$22,903,567
	OTHER ASSETS AND LIABILITIES - NET - (3.1)%	(699,367)
	TOTAL NET ASSETS - 100.0%	$22,204,200

ETF - Exchange Traded Fund

+	Security, or a portion of the security, is out on loan at June 30, 2019. Total loaned securities had a value of $874,161 at June 30, 2019.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2019. Non-cash collateral amounted to $892,307.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2019.

See accompanying notes to financial statements.

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.3%
	DEBT FUNDS - 67.3%
6,962	iShares iBoxx $ Investment Grade Corporate Bond ETF	$865,864
3,673	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	368,769
4,822	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	490,639
23,960	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	736,291
35,906	SPDR Portfolio Short Term Corporate Bond ETF	1,105,187
7,114	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	246,856
9,314	Vanguard Intermediate-Term Treasury ETF	614,445
4,652	Vanguard Mortgage-Backed Securities ETF	245,765
39,835	Vanguard Short-Term Inflation-Protected Securities ETF	1,964,662
18,130	Vanguard Short-Term Treasury ETF	1,104,661
8,574	Vanguard Total International Bond ETF	491,290
2,449	Xtrackers USD High Yield Corporate Bond ETF	122,915
		8,357,344
	EQUITY FUNDS - 30.0%
7,446	FlexShares Global Upstream Natural Resources Index Fund	245,792
2,587	iShares Core S&P Mid-Cap ETF	502,551
3,237	iShares Core S&P Small-Cap ETF +	253,392
6,381	SPDR Portfolio S&P 500 Growth ETF	247,136
15,875	SPDR Portfolio S&P 500 Value ETF	496,570
14,820	Vanguard FTSE Developed Markets ETF	618,142
2,899	Vanguard FTSE Emerging Markets ETF	123,294
4,160	Vanguard Global ex-U.S. Real Estate ETF	245,440
2,824	Vanguard Real Estate ETF	246,818
2,745	Vanguard S&P 500 ETF	738,817
		3,717,952
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,715,703)	12,075,296

	SHORT-TERM INVESTMENTS - 4.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.1%
254,697	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	254,697

	MONEY MARKET FUND - 2.0%
248,981	STIT - Government & Agency Portfolio, Institutional Class - 2.08% (b)	248,981

	TOTAL SHORT-TERM INVESTMENTS (Cost - $503,678)	503,678

	TOTAL INVESTMENTS - 101.4% (Cost - $12,219,381)	$12,578,974
	OTHER ASSETS AND LIABILITIES - NET - (1.4)%	(171,678)
	TOTAL NET ASSETS - 100.0%	$12,407,296

ETF - Exchange Traded Fund

+	Security, or a portion of the security, is out on loan at June 30, 2019. Total loaned securities had a value of $249,518 at June 30, 2019.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2019. Non-cash collateral amounted to $254,697.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2019.

See accompanying notes to financial statements.

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 12.9%
5,003	iShares iBoxx $ Investment Grade Corporate Bond ETF	$622,223
17,896	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	620,991
5,852	Vanguard Mortgage-Backed Securities ETF	309,161
18,791	Vanguard Short-Term Inflation-Protected Securities ETF	926,772
10,135	Vanguard Short-Term Treasury ETF	617,526
18,485	Xtrackers USD High Yield Corporate Bond ETF	927,762
		4,024,435
	EQUITY FUNDS - 85.1%
37,466	FlexShares Global Upstream Natural Resources Index Fund	1,236,753
11,626	Invesco MSCI Global Timber ETF	313,828
17,920	iShares Core S&P Mid-Cap ETF	3,481,139
32,571	iShares Core S&P Small-Cap ETF +	2,549,658
32,103	SPDR Portfolio S&P 500 Growth ETF	1,243,349
39,937	SPDR Portfolio S&P 500 Value ETF	1,249,229
3,648	Vanguard Energy ETF	310,153
126,755	Vanguard FTSE Developed Markets ETF	5,286,951
61,971	Vanguard FTSE Emerging Markets ETF	2,635,627
15,698	Vanguard Global ex-U.S. Real Estate ETF	926,182
2,446	Vanguard Materials ETF	313,577
7,106	Vanguard Real Estate ETF	621,064
23,056	Vanguard S&P 500 ETF	6,205,523
3,307	WisdomTree Emerging Markets SmallCap Dividend Fund	155,594
		26,528,627
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,134,911)	30,553,062

	SHORT-TERM INVESTMENTS - 10.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 8.0%
2,484,990	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	2,484,990

	MONEY MARKET FUND - 2.4%
744,257	STIT - Government & Agency Portfolio, Institutional Class - 2.08% (b)	744,257

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,229,247)	3,229,247

	TOTAL INVESTMENTS - 108.4% (Cost - $32,364,158)	$33,782,309
	OTHER ASSETS AND LIABILITIES - NET - (8.4)%	(2,616,233)
	TOTAL NET ASSETS - 100.0%	$31,166,076

ETF - Exchange Traded Fund

+	Security, or a portion of the security, is out on loan at June 30, 2019. Total loaned securities had a value of $2,434,457 at June 30, 2019.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2019. Non-cash collateral amounted to $2,484,990.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2019.

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 32.8%
13,405	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,667,180
96,816	SPDR Portfolio Short Term Corporate Bond ETF	2,979,996
19,184	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	665,685
5,023	Vanguard Intermediate-Term Treasury ETF	331,367
12,544	Vanguard Mortgage-Backed Securities ETF	662,700
40,278	Vanguard Short-Term Inflation-Protected Securities ETF	1,986,511
10,863	Vanguard Short-Term Treasury ETF	661,883
5,780	Vanguard Total International Bond ETF	331,194
33,021	Xtrackers USD High Yield Corporate Bond ETF	1,657,324
		10,943,840
	EQUITY FUNDS - 65.1%
30,117	FlexShares Global Upstream Natural Resources Index Fund	994,162
12,459	Invesco MSCI Global Timber ETF	336,313
13,968	iShares Core S&P Mid-Cap ETF	2,713,424
26,183	iShares Core S&P Small-Cap ETF	2,049,605
17,203	SPDR Portfolio S&P 500 Growth ETF	666,272
32,102	SPDR Portfolio S&P 500 Value ETF	1,004,151
3,910	Vanguard Energy ETF	332,428
87,904	Vanguard FTSE Developed Markets ETF	3,666,476
54,700	Vanguard FTSE Emerging Markets ETF	2,326,391
16,826	Vanguard Global ex-U.S. Real Estate ETF	992,734
2,620	Vanguard Materials ETF	335,884
7,616	Vanguard Real Estate ETF	665,638
20,966	Vanguard S&P 500 ETF	5,642,999
		21,726,477
	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,334,763)	32,670,317

See accompanying notes to financial statements.

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2019 (Unaudited)

Shares		Value

	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET FUND - 2.7%
899,918	STIT - Government & Agency Portfolio, Institutional Class - 2.30% (a)	$899,918

	TOTAL SHORT-TERM INVESTMENTS (Cost - $899,918)	899,918

	TOTAL INVESTMENTS - 100.6% (Cost - $32,234,681)	$33,570,235
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(195,823)
	TOTAL NET ASSETS - 100.0%	$33,374,412

ETF - Exchange Traded Fund

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2019.

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.1%
301,152	iShares iBoxx $ Investment Grade Corporate Bond ETF	$37,454,274
604,680	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	18,581,816
755,111	SPDR Portfolio Short Term Corporate Bond ETF	23,242,317
403,951	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,017,100
211,566	Vanguard Intermediate-Term Treasury ETF	13,957,009
176,115	Vanguard Mortgage-Backed Securities ETF	9,304,156
1,130,920	Vanguard Short-Term Inflation-Protected Securities ETF	55,776,974
457,532	Vanguard Short-Term Treasury ETF	27,877,425
81,148	Vanguard Total International Bond ETF	4,649,780
370,881	Xtrackers USD High Yield Corporate Bond	18,614,517
		223,475,368
	EQUITY FUNDS - 45.2%
140,914	FlexShares Global Upstream Natural Resources Index Fund	4,651,571
174,969	Invesco MSCI Global Timber ETF	4,723,043
98,058	iShares Core S&P Mid-Cap ETF	19,048,747
244,414	iShares Core S&P Small-Cap ETF	19,132,728
241,555	SPDR Portfolio S&P 500 Growth ETF	9,355,425
1,051,681	SPDR Portfolio S&P 500 Value ETF	32,896,582
54,880	Vanguard Energy ETF	4,665,898
897,543	Vanguard FTSE Developed Markets ETF	37,436,519
658,230	Vanguard FTSE Emerging Markets ETF	27,994,522
236,210	Vanguard Global ex-U.S. Real Estate ETF	13,936,390
36,795	Vanguard Materials ETF	4,717,119
160,403	Vanguard Real Estate ETF	14,019,222
155,834	Vanguard S&P 500 ETF	41,942,721
		234,520,487
	TOTAL EXCHANGE TRADED FUNDS (Cost - $434,574,339)	457,995,855

	SHORT-TERM INVESTMENTS - 11.7%
	MONEY MARKET FUNDS - 11.3%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 2.07% (b)	28,750,000
29,621,663	STIT - Government & Agency Portfolio, Institutional Class - 2.08% (b)	29,621,663
		58,371,663

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2019 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	SHORT-TERM INVESTMENTS - 11.7% (Continued)
	U.S. TREASURY BILL - 0.4%
$2,100,000	United States Treasury Bill (c)	0.00%	9/19/2019	$2,090,327

	TOTAL SHORT-TERM INVESTMENTS (Cost - $60,461,980)			60,461,990

	TOTAL INVESTMENTS - 100.0% (Cost - $495,036,319)			$518,457,845
	OTHER ASSETS AND LIABILITIES - NET - 0.0%			374,364
	TOTAL NET ASSETS - 100.0%			$518,832,209

ETF - Exchange Traded Fund

(a)	Variable rate security, the money market rate shown represents the rate at June 30, 2019.

(b)	All or a portion of this security may be held as collateral for futures contracts.

(c)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
242	5 Year US Treasury Note September 2019	Bank of America Merrill Lynch	$28,593,825	$366,648
				$366,648

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
53	MSCI EAFE Index Mini September 2019	Bank of America Merrill Lynch	$5,096,745	$149,195
82	MSCI Emerging Market September 2019	Bank of America Merrill Lynch	4,318,940	200,490
33	Russell 2000 Index E-Mini September 2019	Bank of America Merrill Lynch	2,585,715	45,870
74	S&P 500 Index E-Mini September 2019	Bank of America Merrill Lynch	10,893,540	169,090
18	S&P Midcap 400 Index E-Mini September 2019	Bank of America Merrill Lynch	3,510,000	60,570
				$625,215

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$991,863

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares				Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 11.6%
123,457	iShares iBoxx $ Investment Grade Corporate Bond ETF			$15,354,347
441,611	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			15,323,902
144,396	Vanguard Mortgage-Backed Securities ETF			7,628,441
463,628	Vanguard Short-Term Inflation-Protected Securities ETF			22,866,133
250,090	Vanguard Short-Term Treasury ETF			15,237,984
456,119	Xtrackers USD High Yield Corporate Bond ETF			22,892,612
				99,303,419
	EQUITY FUNDS - 76.6%
924,396	FlexShares Global Upstream Natural Resources Index Fund			30,514,312
286,903	Invesco MSCI Global Timber ETF			7,744,545
442,180	iShares Core S&P Mid-Cap ETF			85,897,887
802,333	iShares Core S&P Small-Cap ETF +			62,806,627
792,189	SPDR Portfolio S&P 500 Growth ETF			30,681,480
985,514	SPDR Portfolio S&P 500 Value ETF			30,826,878
89,996	Vanguard Energy ETF			7,651,460
3,127,543	Vanguard FTSE Developed Markets ETF			130,449,818
1,519,122	Vanguard FTSE Emerging Markets ETF			64,608,259
387,359	Vanguard Global ex-U.S. Real Estate ETF			22,854,181
60,345	Vanguard Materials ETF			7,736,229
175,355	Vanguard Real Estate ETF			15,326,027
567,868	Vanguard S&P 500 ETF			152,841,672
90,697	WisdomTree Emerging Markets SmallCap Dividend Fund			4,267,294
				654,206,669
	TOTAL EXCHANGE TRADED FUNDS (Cost - $684,927,624)			753,510,088

	SHORT-TERM INVESTMENTS - 19.0%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 7.3%
62,275,921	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)			62,275,921

	MONEY MARKET FUNDS - 11.0%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 2.07% (b)			30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class 2.08% (b)			30,000,000
34,616,641	STIT - Government & Agency Portfolio, Institutional Class - 2.08% (b)			34,616,641
				94,616,641

Principal		Interest Rate (d)	Maturity
	U.S. TREASURY BILL - 0.7%
$5,700,000	United States Treasury Bill (c)	0.00%	9/19/2019	5,673,746

	TOTAL SHORT-TERM INVESTMENTS (Cost - $162,566,279)			162,566,308

	TOTAL INVESTMENTS - 107.2% (Cost - $847,493,903)			$916,076,396
	OTHER ASSETS AND LIABILITIES - NET - (7.2)%			(61,573,491)
	TOTAL NET ASSETS - 100.0%			$854,502,905

ETF - Exchange Traded Fund

+	Security, or a portion of the security, is out on loan at June 30, 2019. Total loaned securities had a value of $61,009,501 at June 30, 2019.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2019. Non-cash collateral amounted to $62,275,921.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2019.

(c)	All or a portion of this security may be held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2019 (Unaudited)

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
176	5 Year US Treasury Note September 2019	Bank of America Merrill Lynch	$20,796,160	$264,000
				$264,000

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
174	MSCI EAFE Index Mini September 2019	Bank of America Merrill Lynch	$16,732,710	$489,810
208	MSCI Emerging Market September 2019	Bank of America Merrill Lynch	10,955,360	508,560
98	Russell 2000 Index E-Mini September 2019	Bank of America Merrill Lynch	7,678,790	136,220
59	S&P 500 Index E-Mini September 2019	Bank of America Merrill Lynch	8,685,390	395,305
173	S&P Midcap 400 Index E-Mini September 2019	Bank of America Merrill Lynch	33,735,000	198,535
				$1,728,430

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$1,992,430

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 29.5%
314,330	iShares iBoxx $ Investment Grade Corporate Bond ETF	$39,093,222
2,269,890	SPDR Portfolio Short Term Corporate Bond ETF	69,867,214
449,753	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	15,606,429
117,772	Vanguard Intermediate-Term Treasury ETF	7,769,419
294,115	Vanguard Mortgage-Backed Securities ETF	15,538,096
944,338	Vanguard Short-Term Inflation-Protected Securities ETF	46,574,750
254,697	Vanguard Short-Term Treasury ETF	15,518,688
135,519	Vanguard Total International Bond ETF	7,765,239
774,210	Xtrackers USD High Yield Corporate Bond ETF	38,857,600
		256,590,657
	EQUITY FUNDS - 58.7%
706,036	FlexShares Global Upstream Natural Resources Index Fund	23,306,248
292,194	Invesco MSCI Global Timber ETF	7,887,368
327,509	iShares Core S&P Mid-Cap ETF	63,621,898
613,084	iShares Core S&P Small-Cap ETF +	47,992,216
403,401	SPDR Portfolio S&P 500 Growth ETF	15,623,721
752,795	SPDR Portfolio S&P 500 Value ETF	23,547,428
91,653	Vanguard Energy ETF +	7,792,338
2,060,997	Vanguard FTSE Developed Markets ETF	85,964,185
1,282,484	Vanguard FTSE Emerging Markets ETF	54,544,044
394,491	Vanguard Global ex-U.S. Real Estate ETF	23,274,969
61,456	Vanguard Materials ETF	7,878,659
178,587	Vanguard Real Estate ETF	15,608,504
491,578	Vanguard S&P 500 ETF	132,308,219
		509,349,797
	TOTAL EXCHANGE TRADED FUNDS (Cost - $711,491,438)	765,940,454

	SHORT-TERM INVESTMENTS - 17.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.6%
48,052,866	Federated Prime Cash Obligations Fund, Institutional Class 2.30% (a) (b)	48,052,866

	MONEY MARKET FUNDS - 11.2%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 2.07% (b)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class 2.08% (b)	35,000,000
27,498,437	STIT - Government & Agency Portfolio, Institutional Class - 2.08% (b)	27,498,437
		97,498,437

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2019 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	SHORT-TERM INVESTMENTS - 17.3% (Continued)
	U.S. TREASURY BILL - 0.5%
$4,500,000	United States Treasury Bill (c)	0.00%	9/19/2019	$4,479,273

	TOTAL SHORT-TERM INVESTMENTS (Cost - $150,030,553)			150,030,576

	TOTAL INVESTMENTS - 105.5% (Cost - $861,521,991)			$915,971,030
	OTHER ASSETS AND LIABILITIES - NET - (5.5)%			(47,889,922)
	TOTAL NET ASSETS - 100.0%			$868,081,108

ETF - Exchange Traded Fund

+	Security, or a portion of the security, is out on loan at June 30, 2019. Total loaned securities had a value of $47,075,717 at June 30, 2019.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2019. Non-cash collateral amounted to $48,052,866.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2019.

(c)	All or a portion of this security held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS
				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
280	5 Year US Treasury Note September 2019	Bank of America Merrill Lynch	$33,084,800	$424,375
				$424,375

				Unrealized
Short Contracts	Description and Termination	Counterparty	Notional Value	Appreciation
125	MSCI EAFE Index Mini September 2019	Bank of America Merrill Lynch	$12,020,625	$351,875
174	MSCI Emerging Market September 2019	Bank of America Merrill Lynch	9,164,580	425,430
76	Russell 2000 Index E-Mini September 2019	Bank of America Merrill Lynch	5,954,980	105,640
143	S&P 500 Index E-Mini September 2019	Bank of America Merrill Lynch	13,901,030	326,755
46	S&P Midcap 400 Index E-Mini September 2019	Bank of America Merrill Lynch	8,970,000	154,790
				$1,364,490

	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$1,788,865

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities
June 30, 2019 (Unaudited)

	Aggressive		Balanced		Conservative
	Growth		ETF		ETF
Assets:	ETF Portfolio		Portfolio		Portfolio
Investments in securities, at cost	$20,829,548		$22,204,281		$12,219,381
Investments in securities, at value	$21,855,735		$22,903,567		$12,578,974
Receivable for securities sold	37,880		83,969		23,774
Receivable for Portfolio shares sold	107,286		242,970		84,188
Interest and dividends receivable	28,818		16,888		6,490
Receivable for securities lending income	123		48		15
Total Assets	22,029,842		23,247,442		12,693,441
Liabilities:
Collateral on securities loaned	2,318,452		892,307		254,697
Payable for Portfolio shares redeemed	275		187		192
Payable for securities purchased	172,039		143,089		28,622
Accrued investment advisory fees	1,540		1,772		999
Accrued distribution (12b-1) fees	3,760		3,381		762
Payable to related parties and administrative service fees	208		2,328		774
Accrued expenses and other liabilities	153		178		99
Total Liabilities	2,496,427		1,043,242		286,145
Net Assets	$19,533,415		$22,204,200		$12,407,296

Components of Net Assets:
Paid in capital	$17,501,457		$20,563,988		$11,622,628
Accumulated earnings	2,031,958		1,640,212		784,668
Net Assets	$19,533,415		$22,204,200		$12,407,296

Class 1 Shares:
Net assets	$1,779,246		$5,972,780		$8,688,415
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	119,663		469,183		713,761

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$14.87		$12.73		$12.17

Class 2 Shares:
Net assets	$17,429,575		$16,043,771		$3,716,967
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1,185,426		1,307,224		307,597

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$14.70		$12.27		$12.08

Investor Class Shares:
Net assets	$324,579		$187,637		$1,902
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	20,498		14,346		152

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$15.83		$13.08		$12.47	(a)

(a) NAV does not recalculate due to rounding of net assets.

Service Class Shares:
Net assets	$15		$12		$12
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$14.70	(a)	$12.27	(a)	$12.08	(a)

(a) NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2019 (Unaudited)

	Growth		Moderate
	ETF		Growth
	Portfolio		ETF Portfolio
Assets:
Investments in securities, at cost	$32,364,158		$32,234,681
Investments in securities, at value	$33,782,309		$33,570,235
Receivable for securities sold	48,664		30,867
Receivable for Portfolio shares sold	36,693		23,687
Interest and dividends receivable	38,542		36,250
Receivable for securities lending income	133		21
Total Assets	33,906,341		33,661,060
Liabilities:
Collateral on securities loaned	2,484,990		—
Payable for Portfolio shares redeemed	67,120		654
Payable for securities purchased	175,366		272,010
Accrued investment advisory fees	2,479		2,630
Accrued distribution (12b-1) fees	7,099		5,038
Payable to related parties and administrative service fees	2,964		6,053
Accrued expenses and other liabilities	247		263
Total Liabilities	2,740,265		286,648
Net Assets	$31,166,076		$33,374,412

Components of Net Assets:
Paid in capital	$28,103,794		$30,470,095
Accumulated earnings	3,062,282		2,904,317
Net Assets	$31,166,076		$33,374,412

Class 1 Shares:
Net assets	$4,373,623		$7,951,703
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	288,150		636,765

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$15.18		$12.49

Class 2 Shares:
Net assets	$26,046,625		$25,230,652
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1,748,616		2,097,196

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$14.90		$12.03

Investor Class Shares:
Net assets	$745,813		$20,672
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	46,013		1,558

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$16.21		$13.27

Service Class Shares:
Net assets	$15		$171,385
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1		14,239

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$14.90	(a)	$12.04

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities
June 30, 2019 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Assets:
Unaffiliated Investments in securities, at cost	495,036,319	847,493,903	861,521,991
Investments in securities, at cost	$495,036,319	$847,493,903	$861,521,991

Unaffiliated Investments in securities, at value	518,457,845	916,076,396	915,971,030
Investments in securities, at value	$518,457,845	$916,076,396	$915,971,030
Receivable for securities sold	2,481,600	3,119,117	3,660,598
Receivable for Portfolio shares sold	26,894	47,907	35,079
Interest and dividends receivable	439,854	1,068,357	977,876
Receivable for securities lending income	11	3,316	3,424
Unrealized appreciation on future contracts	991,863	1,992,430	1,788,865
Total Assets	522,398,067	922,307,523	922,436,872
Liabilities:
Due to Broker	858,697	1,602,655	1,486,639
Collateral on securities loaned	—	62,275,921	48,052,866
Payable for Portfolio shares redeemed	512,366	221,583	550,119
Payable for securities purchased	1,912,241	3,248,877	3,953,902
Accrued investment advisory fees	127,023	207,323	48,484
Accrued distribution (12b-1) fees	115,956	181,990	192,356
Payable to related parties and administrative service fees	39,575	66,269	71,398
Total Liabilities	3,565,858	67,804,618	54,355,764
Net Assets	$518,832,209	$854,502,905	$868,081,108
Components of Net Assets:
Paid in capital	$467,774,263	$727,211,434	$760,839,459
Accumulated earnings	51,057,946	127,291,471	107,241,649
Net Assets	$518,832,209	$854,502,905	$868,081,108

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2019 (Unaudited)

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio

Class 1 Shares:
Net assets	$133,069		$28,829,161		$1,079,914
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	11,388		2,433,758		88,986

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.69		$11.85		$12.14

Class 2 Shares:
Net assets	$419,081,572		$655,607,924		$682,858,101
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	36,102,378		55,694,432		56,564,631

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.61		$11.77		$12.07

Class 3 Shares:
Net assets	$89,501,416		$164,993,261		$176,955,737
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	7,679,848		14,085,393		14,713,430

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.65		$11.71		$12.03

Class 4 Shares:
Net assets	$10,116,139		$5,072,546		$7,187,342
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	885,433		430,863		600,757

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$11.43		$11.77		$11.96

Investor Class Shares:
Net assets	$13		$13		$14
Total shares of beneficial interest outstanding at end of period
($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.36	(a)	$12.35	(a)	$12.86	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2019 (Unaudited)

	Aggressive	Balanced	Conservative	Growth	Moderate
	Growth	ETF	ETF	ETF	Growth
	ETF Portfolio	Portfolio	Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$189,093	$226,212	$123,067	$328,412	$346,420
Interest income	4,371	4,938	2,767	7,311	7,622
Securities lending income - net	121	691	123	831	1,277
Total Investment Income	193,585	231,841	125,957	336,554	355,319
Expenses:
Investment advisory fees	8,712	9,875	5,715	13,971	14,737
Distribution fees (12b-1) - Class 2 Shares	19,822	17,835	4,134	30,774	27,555
Related parties and administrative service fees	10,939	12,217	8,282	16,094	17,054
Miscellaneous fees and expenses	462	526	299	745	775
Total Expenses	39,935	40,453	18,430	61,584	60,121
Net Investment Income	153,650	191,388	107,527	274,970	295,198
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	5,135	6,331	(21,386)	25,702	36,530
Net change in unrealized appreciation on:
Investments	2,196,297	1,679,673	770,884	3,188,796	2,945,498
Net Realized and Unrealized Gain on Investments	2,201,432	1,686,004	749,498	3,214,498	2,982,028
Net Increase in Net Assets Resulting from Operations	$2,355,082	$1,877,392	$857,025	$3,489,468	$3,277,226

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2019 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Unaffliated dividend income	$5,194,152	$8,614,301	$8,889,297
Interest income	690,842	1,122,056	1,151,124
Securities lending income - net	25,121	48,774	82,120
Total Investment Income	5,910,115	9,785,131	10,122,541
Expenses:
Investment advisory fees	777,714	1,272,205	1,302,244
Distribution fees (12b-1) - Class 2 Shares	525,459	814,795	856,536
Distribution fees (12b-1) - Class 3 Shares	153,815	285,995	305,860
Distribution fees (12b-1) - Class 4 Shares	29,888	15,081	21,346
Related parties and administrative service fees	262,464	427,294	437,307
Total Expenses	1,749,340	2,815,370	2,923,293
Net Investment Income	4,160,775	6,969,761	7,199,248
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Affiliated Investments	—	110,078	163,968
Unaffiliated Investments	2,243,897	6,194,122	4,433,111
Futures contracts	406,825	(6,003,632)	(1,440,845)
	2,650,722	300,568	3,156,234
Net change in unrealized (appreciation) depreciation on:
Affiliated Investments	—	(31,758)	(19,355)
Unaffiliated Investments	39,702,310	89,246,862	78,632,649
Futures contracts	(1,390,886)	(12,868,751)	(6,141,866)
	38,311,424	76,346,353	72,471,428
Net Realized and Unrealized Gain on Investments and Futures Contracts	40,962,146	76,646,921	75,627,662
Net Increase in Net Assets Resulting from Operations	$45,122,921	$83,616,682	$82,826,910

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2019	Year Ended	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018	(Unaudited)	December 31, 2018

Increase in Net Assets:
From Operations:
Net investment income	$153,650	$250,227	$191,388	$375,594
Net realized gain on investments	5,135	648,738	6,331	433,523
Net change in unrealized appreciation (depreciation) on investments	2,196,297	(2,560,575)	1,679,673	(1,741,263)
Net increase (decrease) in net assets resulting from operations	2,355,082	(1,661,610)	1,877,392	(932,146)
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(74,517)	—	(157,765)
Class 2	—	(623,056)	—	(364,110)
Investor	—	(403)	—	(800)

Total distributions to shareholders	—	(697,976)	—	(522,675)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	52,225	1,000,153	824,749	1,508,495
Class 2	2,906,195	5,766,333	2,651,951	5,678,264
Investor	289,152	21,773	156,127	28,259
Service	15	—	12	—
Reinvestment of distributions
Class 1	—	74,516	—	157,765
Class 2	—	623,058	—	364,110
Investor	—	403	—	800
Cost of shares redeemed
Class 1	(26,717)	(85,706)	(392,434)	(303,321)
Class 2	(1,031,187)	(1,246,057)	(391,716)	(1,844,098)
Investor	(508)	(42)	(668)	(148)
Net increase in net assets from share transactions of beneficial interest	2,189,175	6,154,431	2,848,021	5,590,126
Total increase in net assets	4,544,257	3,794,845	4,725,413	4,135,305

Net Assets:
Beginning of period	14,989,158	11,194,313	17,478,787	13,343,482
End of period	$19,533,415	$14,989,158	$22,204,200	$17,478,787

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2019	Year Ended	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018	(Unaudited)	December 31, 2018
SHARE ACTIVITY
Class 1
Shares Sold	3,703	65,679	66,489	120,937
Shares Reinvested	—	5,259	—	13,136
Shares Redeemed	(1,855)	(5,657)	(31,725)	(24,571)
Net increase in shares of beneficial interest outstanding	1,848	65,281	34,764	109,502

Class 2
Shares Sold	205,129	390,968	222,232	480,835
Shares Reinvested	—	44,409	—	31,388
Shares Redeemed	(74,741)	(82,970)	(33,076)	(155,065)
Net increase in shares of beneficial interest outstanding	130,388	352,407	189,156	357,158

Investor Class
Shares Sold	19,097	1,409	12,186	2,160
Shares Reinvested	—	27	—	64
Shares Redeemed	(33)	(3)	(53)	(12)
Net increase in shares of beneficial interest outstanding	19,064	1,433	12,133	2,212

Service Class
Shares Sold	1	—	1	—
Net increase in shares of beneficial interest outstanding	1	—	1	—

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio			Growth ETF Portfolio
	Six Months Ended			Six Months Ended
	June 30, 2019	Year Ended		June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018		(Unaudited)	December 31, 2018

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$107,527	$238,910		$274,970	$470,566
Net realized gain (loss) on investments	(21,386)	113,830		25,702	958,237
Net change in unrealized appreciation (depreciation) on investments	770,884	(627,271)		3,188,796	(3,751,473)
Net increase (decrease) in net assets resulting from operations	857,025	(274,531)		3,489,468	(2,322,670)
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(223,435)		—	(204,087)
Class 2	—	(87,793)		—	(1,063,708)
Investor	—	(0	) (a)	—	(173)

Total distributions to shareholders	—	(311,228)		—	(1,267,968)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,029,189	2,770,623		257,354	832,439
Class 2	688,033	1,248,191		4,548,990	9,297,182
Investor	14,461	—		1,181,453	42,865
Service	12	—		15	—
Reinvestment of distributions
Class 1	—	223,436		—	204,087
Class 2	—	87,793		—	1,063,708
Investor	—	(0	) (a)	—	172
Cost of shares redeemed
Class 1	(457,077)	(1,026,757)		(76,070)	(116,878)
Class 2	(434,780)	(523,743)		(1,654,815)	(2,632,290)
Investor	(13,348)	—		(505,732)	(8,739)
Net increase in net assets from share transactions of beneficial interest	826,490	2,779,543		3,751,195	8,682,546
Total increase in net assets	1,683,515	2,193,784		7,240,663	5,091,908

Net Assets:
Beginning of period	10,723,781	8,529,997		23,925,413	18,833,505
End of period	$12,407,296	$10,723,781		$31,166,076	$23,925,413

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Growth ETF Portfolio
	Six Months Ended		Six Months Ended
	June 30, 2019	Year Ended	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018	(Unaudited)	December 31, 2018
SHARE ACTIVITY
Class 1
Shares Sold	86,734	233,092	17,788	54,181
Shares Reinvested	—	19,362	—	14,173
Shares Redeemed	(38,525)	(86,210)	(5,380)	(7,673)
Net increase in shares of beneficial interest outstanding	48,209	166,244	12,408	60,681

Class 2
Shares Sold	58,539	106,180	316,766	620,848
Shares Reinvested	—	7,654	—	75,121
Shares Redeemed	(38,037)	(44,487)	(117,498)	(174,300)
Net increase in shares of beneficial interest outstanding	20,502	69,347	199,268	521,669

Investor Class
Shares Sold	1,246	—	76,114	2,905
Shares Reinvested	—	0 (b)	—	11
Shares Redeemed	(1,095)	—	(32,477)	(541)
Net increase in shares of beneficial interest outstanding	151	—	43,637	2,375

Service Class
Shares Sold	1	—	1	—
Net increase in shares of beneficial interest outstanding	1	—	1	—

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$295,198	$578,936
Net realized gain on investments	36,530	754,874
Net change in unrealized appreciation (depreciation) on investments	2,945,498	(3,287,342)
Net increase (decrease) in net assets resulting from operations	3,277,226	(1,953,532)
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(266,608)
Class 2	—	(764,123)
Investor	—	(0	) (a)

Total distributions to shareholders	—	(1,030,731)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	775,161	1,608,993
Class 2	5,988,658	8,727,260
Investor	152,990	11,417
Service	169,491	—
Reinvestment of distributions
Class 1	—	266,608
Class 2	—	764,122
Investor	—	1
Cost of shares redeemed
Class 1	(457,702)	(477,118)
Class 2	(3,036,128)	(1,718,890)
Investor	(145,508)	(15)
Service	(9)	—
Net increase in net assets from share transactions of beneficial interest	3,446,953	9,182,378
Total increase in net assets	6,724,179	6,198,115

Net Assets:
Beginning of period	26,650,233	20,452,118
End of period	$33,374,412	$26,650,233

(a)	Represents less than $1.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
SHARE ACTIVITY
Class 1
Shares Sold	63,697	131,371
Shares Reinvested	—	22,555
Shares Redeemed	(37,836)	(38,891)
Net increase in shares of beneficial interest outstanding	25,861	115,035

Class 2
Shares Sold	518,507	732,269
Shares Reinvested	—	67,028
Shares Redeemed	(270,238)	(142,972)
Net increase in shares of beneficial interest outstanding	248,269	656,325

Investor Class
Shares Sold	11,675	940
Shares Reinvested	—	0 (b)
Shares Redeemed	(11,057)	(1)
Net increase in shares of beneficial interest outstanding	618	939

Service Class
Shares Sold	14,240	—
Shares Redeemed	(1)	—
Net increase in shares of beneficial interest outstanding	14,239	—

(b)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Increase in Net Assets:
From Operations:
Net investment income	$4,160,775	$10,967,185
Net realized gain on investments and futures contracts	2,650,722	11,671,959
Net change in unrealized (appreciation) depreciation on investments and futures contracts	38,311,424	(56,920,793)
Net increase (decrease) in net assets resulting from operations	45,122,921	(34,281,649)
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(18,517)
Class 2	—	(31,551,633)
Class 3	—	(6,340,782)
Class 4	—	(690,413)
Investor	—	(1)
Total distributions to shareholders	—	(38,601,346)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	100,000
Class 2	13,816,882	29,940,991
Class 3	2,354,020	11,064,969
Class 4	13,358	44,701
Reinvestment of distributions
Class 1	—	18,517
Class 2	—	31,551,633
Class 3	—	6,340,781
Class 4	—	690,414
Investor Class	—	1
Cost of shares redeemed
Class 1	(134,763)	(249,681)
Class 2	(46,926,189)	(99,198,589)
Class 3	(6,384,763)	(16,107,115)
Class 4	(477,488)	(1,175,613)
Net decrease in net assets from share transactions of beneficial interest	(37,738,943)	(36,978,991)
Total increase (decrease) in net assets	7,383,978	(109,861,986)
Net Assets:
Beginning of period	511,448,231	621,310,217
End of period	$518,832,209	$511,448,231

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
SHARE ACTIVITY
Class 1
Shares Sold	—	7,955
Shares Reinvested	—	1,668
Shares Redeemed	(11,558)	(20,213)
Net decrease in shares of beneficial interest outstanding	(11,558)	(10,590)

Class 2
Shares Sold	1,234,930	2,488,027
Shares Reinvested	—	2,855,351
Shares Redeemed	(4,171,820)	(8,381,824)
Net decrease in shares of beneficial interest outstanding	(2,936,890)	(3,038,446)

Class 3
Shares Sold	207,324	919,209
Shares Reinvested	—	571,241
Shares Redeemed	(565,497)	(1,353,930)
Net increase (decrease) in shares of beneficial interest outstanding	(358,173)	136,520

Class 4
Shares Sold	1,216	3,732
Shares Reinvested	—	63,341
Shares Redeemed	(43,230)	(99,075)
Net decrease in shares of beneficial interest outstanding	(42,014)	(32,002)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$6,969,761	$15,728,069
Net realized gain on investments and futures contracts	300,568	39,682,996
Net change in unrealized appreciation (depreciation) on investments and futures contracts	76,346,353	(136,005,184)
Net increase (decrease) in net assets resulting from operations	83,616,682	(80,594,119)
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(2,169,323)
Class 2	—	(48,659,339)
Class 3	—	(12,142,473)
Class 4	—	(404,936)
Investor	—	(1)
Total distributions to shareholders	—	(63,376,072)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	—	753,954
Class 2	9,479,657	38,608,635
Class 3	1,460,136	15,698,218
Class 4	5,055	97,587
Reinvestment of distributions
Class 1	—	2,169,323
Class 2	—	48,659,339
Class 3	—	12,142,474
Class 4	—	404,936
Investor Class	—	1
Cost of shares redeemed
Class 1	(920,953)	(2,608,998)
Class 2	(58,661,230)	(106,726,059)
Class 3	(12,349,932)	(28,172,238)
Class 4	(249,284)	(6,054,098)
Net decrease in net assets from share transactions of beneficial interest	(61,236,551)	(25,026,926)
Total increase (decrease) in net assets	22,380,131	(168,997,117)
Net Assets:
Beginning of period	832,122,774	1,001,119,891
End of period	$854,502,905	$832,122,774

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
SHARE ACTIVITY
Class 1
Shares Sold	—	60,275
Shares Reinvested	—	192,486
Shares Redeemed	(83,470)	(217,452)
Net increase (decrease) in shares of beneficial interest outstanding	(83,470)	35,309

Class 2
Shares Sold	834,762	3,225,093
Shares Reinvested	—	4,336,840
Shares Redeemed	(5,150,455)	(8,723,344)
Net decrease in shares of beneficial interest outstanding	(4,315,693)	(1,161,411)

Class 3
Shares Sold	128,870	1,268,555
Shares Reinvested	—	1,087,061
Shares Redeemed	(1,089,043)	(2,308,299)
Net increase (decrease) in shares of beneficial interest outstanding	(960,173)	47,317

Class 4
Shares Sold	451	7,823
Shares Reinvested	—	35,994
Shares Redeemed	(21,620)	(481,713)
Net decrease in shares of beneficial interest outstanding	(21,169)	(437,896)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$7,199,248	$17,919,682
Net realized gain on investments and futures contracts	3,156,234	27,811,760
Net change in unrealized appreciation (depreciation) on investments and futures contracts	72,471,428	(114,752,306)
Net increase (decrease) in net assets resulting from operations	82,826,910	(69,020,864)
From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(121,132)
Class 2	—	(48,198,377)
Class 3	—	(11,847,576)
Class 4	—	(469,261)
Investor	—	(1)
Total distributions to shareholders	—	(60,636,347)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	3,056	632,470
Class 2	11,035,361	33,376,303
Class 3	3,323,166	16,336,869
Class 4	1,005	33,738
Reinvestment of distributions
Class 1	—	121,132
Class 2	—	48,198,377
Class 3	—	11,847,576
Class 4	—	469,261
Investor Class	—	1
Cost of shares redeemed
Class 1	(38,443)	(1,900,315)
Class 2	(71,983,613)	(127,456,088)
Class 3	(12,981,899)	(23,785,685)
Class 4	(382,110)	(1,073,000)
Net decrease in net assets from share transactions of beneficial interest	(71,023,477)	(43,199,361)
Total increase (decrease) in net assets	11,803,433	(172,856,572)
Net Assets:
Beginning of period	856,277,675	1,029,134,247
End of period	$868,081,108	$856,277,675

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
SHARE ACTIVITY
Class 1
Shares Sold	269	49,579
Shares Reinvested	—	10,470
Shares Redeemed	(3,384)	(155,860)
Net decrease in shares of beneficial interest outstanding	(3,115)	(95,811)

Class 2
Shares Sold	939,235	2,701,116
Shares Reinvested	—	4,176,636
Shares Redeemed	(6,156,360)	(10,396,444)
Net decrease in shares of beneficial interest outstanding	(5,217,125)	(3,518,692)

Class 3
Shares Sold	283,716	1,308,881
Shares Reinvested	—	1,030,224
Shares Redeemed	(1,110,976)	(1,941,272)
Net increase (decrease) in shares of beneficial interest outstanding	(827,260)	397,833

Class 4
Shares Sold	85	2,678
Shares Reinvested	—	40,948
Shares Redeemed	(32,853)	(88,589)
Net decrease in shares of beneficial interest outstanding	(32,768)	(44,963)

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$12.88		$14.94	$12.69	$11.43	$12.52	$12.32
Income (loss) from investment operations:
Net investment income (a) (b)	0.14		0.32	0.29	0.34	0.23	0.24
Net realized and unrealized gain (loss) on investments	1.85		(1.69)	2.32	1.18	(0.70)	0.38
Total income (loss) from investment operations	1.99		(1.37)	2.61	1.52	(0.47)	0.62
Less distributions from:
Net investment income	—		(0.16)	(0.22)	(0.14)	(0.14)	(0.13)
Net realized gain	—		(0.53)	(0.14)	(0.12)	(0.48)	(0.29)
Total distributions	—		(0.69)	(0.36)	(0.26)	(0.62)	(0.42)
Net asset value, end of period	$14.87		$12.88	$14.94	$12.69	$11.43	$12.52
Total return (c)	15.45	% (f)	(9.60)%	20.70%	13.41%	(3.50)%	5.10%
Ratios and Supplemental Data:
Net assets (in 000’s)	$1,779		$1,517	$785	$302	$77	$83
Ratio of expenses to average net assets (d)	0.23	% (e)	0.22%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	1.94	% (e)	2.17%	2.06%	2.81%	1.87%	1.92%
Portfolio turnover rate	0	% (f)	39%	44%	16%	11%	36%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$12.75		$14.81	$12.60	$11.36	$12.45	$12.27
Income (loss) from investment operations:
Net investment income (a) (b)	0.12		0.26	0.23	0.23	0.22	0.23
Net realized and unrealized gain (loss) on investments	1.83		(1.65)	2.31	1.25	(0.70)	0.36
Total income (loss) from investment operations	1.95		(1.39)	2.54	1.48	(0.48)	0.59
Less distributions from:
Net investment income	—		(0.14)	(0.19)	(0.12)	(0.13)	(0.12)
Net realized gain	—		(0.53)	(0.14)	(0.12)	(0.48)	(0.29)
Total distributions	—		(0.67)	(0.33)	(0.24)	(0.61)	(0.41)
Net asset value, end of period	$14.70		$12.75	$14.81	$12.60	$11.36	$12.45
Total return (c)	15.29	% (f)	(9.88)%	20.31%	13.16%	(3.66)%	4.81%
Ratios and Supplemental Data:
Net assets (in 000’s)	$17,430		$13,452	$10,409	$7,081	$4,719	$2,986
Ratio of expenses to average net assets (d)	0.48	% (e)	0.47%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.73	% (e)	1.80%	1.69%	1.94%	1.79%	1.83%
Portfolio turnover rate	0	% (f)	39%	44%	16%	11%	36%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$13.75		$14.81	$13.44	$11.96	$12.83
Income (loss) from investment operations:
Net investment income (b) (c)	0.26		0.23	0.23	0.23	0.22
Net realized and unrealized gain (loss) on investments	1.82		(0.62)	1.47	1.25	(1.09)
Total income (loss) from investment operations	2.08		(0.39)	1.70	1.48	(0.87)
Less distributions from:
Net investment income	—		(0.14)	(0.19)	—	—
Net realized gain	—		(0.53)	(0.14)	—	—
Total distributions	—		(0.67)	(0.33)	—	—
Net asset value, end of period	$15.83		$13.75	$14.81	$13.44	$11.96
Total return (d)	15.13%		(10.22)%	18.78%	12.37%	(6.78)%
Ratios and Supplemental Data:
Net assets, end of period (f)	$324,579		$19,713	$15	$13	$12
Ratio of expenses to average net assets (e)	0.73	% (g)	0.72%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (e)	1.48	% (g)	1.55%	1.44%	1.69%	1.54	% (g)
Portfolio turnover rate	0	% (h)	39%	44%	16%	11%

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Actual net assets, not truncated.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Period Ended
	June 30, 2019
	(Unaudited)

Net asset value, beginning of period	$14.76
Income (loss) from investment operations:
Net investment income (b) (c)	0.08
Net realized and unrealized loss on investments	(0.14)
Total loss from investment operations	(0.06)
Net asset value, end of period	$14.70
Total return (d)	(0.41)%
Ratios and Supplemental Data:
Net assets, end of period (f)	$15
Ratio of expenses to average net assets (e)	0.53	% (g)
Ratio of net investment income to average net assets (c) (e)	1.64	% (g)
Portfolio turnover rate	0	% (h)

(a)	The Aggressive Growth ETF Portfolio Investor Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Actual net assets, not truncated.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$11.53		$12.58	$11.60	$10.93	$11.57	$11.72
Income (loss) from investment operations:
Net investment income (a) (b)	0.13		0.32	0.30	0.40	0.21	0.25
Net realized and unrealized gain (loss) on investments	1.07		(0.98)	0.99	0.50	(0.50)	0.30
Total income (loss) from investment operations	1.20		(0.66)	1.29	0.90	(0.29)	0.55
Less distributions from:
Net investment income	—		(0.17)	(0.19)	(0.14)	(0.17)	(0.21)
Net realized gain	—		(0.22)	(0.12)	(0.09)	(0.18)	(0.49)
Total distributions	—		(0.39)	(0.31)	(0.23)	(0.35)	(0.70)
Net asset value, end of period	$12.73		$11.53	$12.58	$11.60	$10.93	$11.57
Total return (c)	10.41	% (f)	(5.38)%	11.20%	8.22%	(2.38)%	4.76%
Ratios and Supplemental Data:
Net assets (in 000’s)	$5,973		$5,009	$4,086	$1,574	$22	$23
Ratio of expenses to average net assets (d)	0.23	% (e)	0.22%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.10	% (e)	2.59%	2.43%	3.53%	1.87%	2.09%
Portfolio turnover rate	28	% (f)	45%	51%	32%	18%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$11.13		$12.17	$11.23	$10.60	$11.23	$11.51
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.28	0.24	0.22	0.19	0.20
Net realized and unrealized gain (loss) on investments	1.03		(0.95)	0.98	0.62	(0.49)	0.20
Total income (loss) from investment operations	1.14		(0.67)	1.22	0.84	(0.30)	0.40
Less distributions from:
Net investment income	—		(0.15)	(0.16)	(0.12)	(0.15)	(0.19)
Net realized gain	—		(0.22)	(0.12)	(0.09)	(0.18)	(0.49)
Total distributions	—		(0.37)	(0.28)	(0.21)	(0.33)	(0.68)
Net asset value, end of period	$12.27		$11.13	$12.17	$11.23	$10.60	$11.23
Total return (c)	10.24	% (f)	(5.62)%	10.95%	7.91%	(2.56)%	3.54%
Ratios and Supplemental Data:
Net assets (in 000’s)	$16,044		$12,444	$9,257	$7,747	$5,174	$4,206
Ratio of expenses to average net assets (d)	0.48	% (e)	0.47%	0.45%	0.48%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.87	% (e)	2.35%	2.04%	2.01%	1.69%	1.74%
Portfolio turnover rate	28	% (f)	45%	51%	32%	18%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.87		$12.16	$11.76	$10.93	$11.35
Income (loss) from investment operations:
Net investment income (b) (c)	0.16		0.25	0.24	0.23	0.07
Net realized and unrealized gain (loss) on investments	1.05		(0.17)	0.44	0.60	(0.49)
Total income (loss) from investment operations	1.21		0.08	0.68	0.83	(0.42)
Less distributions from:
Net investment income	—		(0.15)	(0.16)	—	—
Net realized gain	—		(0.22)	(0.12)	—	—
Total distributions	—		(0.37)	(0.28)	—	—
Net asset value, end of period	$13.08		$11.87	$12.16	$11.76	$10.93
Total return (d)	10.19%		(5.81)%	10.13%	7.59%	(3.70)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$187,637		$26,277	$12	$12	$11
Ratio of expenses to average net assets (f)	0.73	% (g)	0.72%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (f)	1.62	% (g)	2.10%	1.79%	1.76%	1.44	% (g)
Portfolio turnover rate	28	% (h)	45%	51%	32%	18%

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not Annualized

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Period Ended
	June 30, 2019
	(Unaudited)

Net asset value, beginning of period	$12.16
Income (loss) from investment operations:
Net investment income (b) (c)	0.07
Net realized and unrealized gain (loss) on investments	0.04
Total income (loss) from investment operations	0.11
Net asset value, end of period	$12.27
Total return (d)	0.90%
Ratios and Supplemental Data:
Net assets, end of period (e)	$12
Ratio of expenses to average net assets (f)	0.53	% (g)
Ratio of net investment income to average net assets (c) (f)	1.80	% (g)
Portfolio turnover rate	28	% (h)

(a)	The Balanced ETF Portfolio Investor Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not Annualized

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015		December 31, 2014

Net asset value, beginning of period	$11.28		$11.91	$11.23	$10.70	$11.15		$11.07
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.29	0.25	0.30	0.19		0.21
Net realized and unrealized gain (loss) on investments	0.78		(0.57)	0.53	0.36	(0.39	) (e)	0.05
Total income (loss) from investment operations	0.89		(0.28)	0.78	0.66	(0.20)		0.26
Less distributions from:
Net investment income	—		(0.17)	(0.10)	(0.13)	(0.17)		(0.05)
Net realized gain	—		(0.18)	—	—	(0.08)		(0.13)
Total distributions	—		(0.35)	(0.10)	(0.13)	(0.25)		(0.18)
Net asset value, end of period	$12.17		$11.28	$11.91	$11.23	$10.70		$11.15
Total return (c)	7.89	% (g)	(2.48)%	7.00%	6.16%	(1.78)%		2.37%
Ratios and Supplemental Data:
Net assets (in 000’s)	$8,688		$7,506	$5,949	$4,026	$251		$64
Ratio of expenses to average net assets (d)	0.25	% (f)	0.23%	0.20%	0.20%	0.20%		0.20%
Ratio of net investment income to average net assets (b) (d)	1.95	% (f)	2.44%	2.15%	2.66%	1.75%		1.87%
Portfolio turnover rate	23	% (g)	47%	56%	93%	31%		27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$11.21		$11.85	$11.17	$10.63	$11.09	$11.03
Income (loss) from investment operations:
Net investment income (a) (b)	0.10		0.26	0.22	0.17	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.77		(0.57)	0.54	0.45	(0.39)	0.06
Total income (loss) from investment operations	0.87		(0.31)	0.76	0.62	(0.23)	0.24
Less distributions from:
Net investment income	—		(0.15)	(0.08)	(0.08)	(0.15)	(0.05)
Net realized gain	—		(0.18)	—	—	(0.08)	(0.13)
Total distributions	—		(0.33)	(0.08)	(0.08)	(0.23)	(0.18)
Net asset value, end of period	$12.08		$11.21	$11.85	$11.17	$10.63	$11.09
Total return (c)	7.76	% (g)	(2.68)%	6.83%	5.82%	(2.09)%	2.12%
Ratios and Supplemental Data:
Net assets (in 000’s)	$3,717		$3,218	$2,581	$1,819	$2,475	$2,489
Ratio of expenses to average net assets (d)	0.50	% (f)	0.48%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (c) (d)	1.72	% (f)	2.18%	1.87%	1.58%	1.42%	1.62%
Portfolio turnover rate	23	% (g)	47%	56%	93%	31%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Portfolio shares during the period.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.60		$11.84	$11.48	$10.86	$11.16
Income (loss) from investment operations:
Net investment income (b) (c)	0.06		0.23	0.22	0.18	0.06
Net realized and unrealized gain (loss) on investments	0.81		(0.14)	0.24	0.44	(0.36)
Total income (loss) from investment operations	0.87		0.09	0.46	0.62	(0.30)
Less distributions from:
Net investment income	—		(0.15)	(0.10)	—	—
Net realized gain	—		(0.18)	—	—	—
Total distributions	—		(0.33)	(0.10)	—	—
Net asset value, end of period	$12.47		$11.60	$11.84	$11.48	$10.86
Total return (d)	7.50%		(2.59)%	6.44%	5.71%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$1,902		$12	$12	$11	$11
Ratio of expenses to average net assets (f)	0.75	% (g)	0.73%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (f)	1.96	% (g)	1.96%	1.62%	1.33%	1.17	% (g)
Portfolio turnover rate	23	% (h)	47%	56%	93%	31%

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not Annualized

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Period Ended
	June 30, 2019
	(Unaudited)

Net asset value, beginning of period	$11.93
Income (loss) from investment operations:
Net investment income (b) (c)	0.06
Net realized and unrealized gain (loss) on investments	0.09
Total income (loss) from investment operations	0.15
Net asset value, end of period	$12.08
Total return (d)	1.26%
Ratios and Supplemental Data:
Net assets, end of period (e)	$12
Ratio of expenses to average net assets (f)	0.55	% (g)
Ratio of net investment income to average net assets (c) (f)	1.65	% (g)
Portfolio turnover rate	23	% (h)

(a)	The Conservative ETF Portfolio Investor Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not Annualized

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$13.29		$15.35	$13.27	$12.21	$13.38	$13.19
Income (loss) from investment operations:
Net investment income (a) (b)	0.16		0.35	0.30	0.29	0.33	0.28
Net realized and unrealized gain (loss) on investments	1.73		(1.61)	2.10	1.23	(0.91)	0.24
Total income (loss) from investment operations	1.89		(1.26)	2.40	1.52	(0.58)	0.52
Less distributions from:
Net investment income	—		(0.20)	(0.21)	(0.18)	(0.21)	(0.19)
Net realized gain	—		(0.60)	(0.11)	(0.28)	(0.38)	(0.14)
Total distributions	—		(0.80)	(0.32)	(0.46)	(0.59)	(0.33)
Net asset value, end of period	$15.18		$13.29	$15.35	$13.27	$12.21	$13.38
Total return (c)	14.22	% (f)	(8.57)%	18.24%	12.60%	(4.09)%	3.94%
Ratios and Supplemental Data:
Net assets (in 000’s)	$4,374		$3,664	$3,302	$2,518	$1,832	$859
Ratio of expenses to average net assets (d)	0.22	% (e)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.15	% (e)	2.31%	2.10%	2.30%	2.47%	2.06%
Portfolio turnover rate	33	% (f)	43%	41%	16%	21%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$13.06		$15.11	$13.08	$12.05	$13.22	$13.05
Income (loss) from investment operations:
Net investment income (a) (b)	0.14		0.32	0.28	0.26	0.25	0.24
Net realized and unrealized gain (loss) on investments	1.70		(1.59)	2.05	1.21	(0.85)	0.24
Total income (loss) from investment operations	1.84		(1.27)	2.33	1.47	(0.60)	0.48
Less distributions from:
Net investment income	—		(0.18)	(0.19)	(0.16)	(0.19)	(0.17)
Net realized gain	—		(0.60)	(0.11)	(0.28)	(0.38)	(0.14)
Total distributions	—		(0.78)	(0.30)	(0.44)	(0.57)	(0.31)
Net asset value, end of period	$14.90		$13.06	$15.11	$13.08	$12.05	$13.22
Total return (c)	14.09	% (f)	(8.78)%	17.94%	12.32%	(4.34)%	3.66%
Ratios and Supplemental Data:
Net assets (in 000’s)	$26,047		$20,228	$15,532	$9,919	$6,490	$4,817
Ratio of expenses to average net assets (d)	0.47	% (e)	0.46%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.94	% (e)	2.12%	1.97%	2.10%	1.91%	1.83%
Portfolio turnover rate	33	% (f)	43%	41%	16%	21%	21%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$14.23		$15.11	$14.09	$12.62	$13.51
Income (loss) from investment operations:
Net investment income (b) (c)	0.14		0.28	0.28	0.28	0.09
Net realized and unrealized gain (loss) on investments	1.84		(0.38)	1.04	1.19	(0.98)
Total income (loss) from investment operations	1.98		(0.10)	1.32	1.47	(0.89)
Less distributions from:
Net investment income	—		(0.18)	(0.19)	—	—
Net realized gain	—		(0.60)	(0.11)	—	—
Total distributions	—		(0.78)	(0.30)	—	—
Net asset value, end of period	$16.21		$14.23	$15.11	$14.09	$12.62
Total return (d)	13.91%		(8.92)%	16.23%	11.65%	(6.59)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$745,813		$33,812	$15	$14	$13
Ratio of expenses to average net assets (f)	0.72	% (g)	0.71%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (f)	1.69	% (g)	1.87%	1.72%	1.85%	1.66	% (g)
Portfolio turnover rate	33	% (h)	43%	41%	16%	21%

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Period Ended
	June 30, 2019
	(Unaudited)

Net asset value, beginning of period	$14.88
Income (loss) from investment operations:
Net investment income (b) (c)	0.09
Net realized and unrealized gain (loss) on investments	(0.07)
Total income (loss) from investment operations	0.02
Net asset value, end of period	$14.90
Total return (d)	0.13%
Ratios and Supplemental Data:
Net assets, end of period (e)	$15
Ratio of expenses to average net assets (f)	0.52	% (g)
Ratio of net investment income to average net assets (c) (f)	1.85	% (g)
Portfolio turnover rate	33	% (h)

(a)	The Growth ETF Portfolio Investor Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$11.13		$12.40	$11.02	$10.07	$11.12	$11.75
Income (loss) from investment operations:
Net investment income (a) (b)	0.13		0.31	0.28	0.26	0.22	0.22
Net realized and unrealized gain (loss) on investments	1.23		(1.10)	1.30	0.82	(0.59)	0.22
Total income (loss) from investment operations	1.36		(0.79)	1.58	1.08	(0.37)	0.44
Less distributions from:
Net investment income	—		(0.17)	(0.16)	(0.07)	—	(0.28)
Net realized gain	—		(0.31)	(0.04)	(0.06)	(0.68)	(0.79)
Total distributions	—		(0.48)	(0.20)	(0.13)	(0.68)	(1.07)
Net asset value, end of period	$12.49		$11.13	$12.40	$11.02	$10.07	$11.12
Total return (c)	12.22	% (f)	(6.60)%	14.38%	10.79%	(3.13)%	3.83%
Ratios and Supplemental Data:
Net assets (in 000’s)	$7,952		$6,797	$6,150	$3,041	$1,604	$129
Ratio of expenses to average net assets (d)	0.21	% (e)	0.21%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets (b) (d)	2.15	% (e)	2.51%	2.35%	2.50%	2.53%	1.83%
Portfolio turnover rate	36	% (f)	33%	43%	19%	37%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.73		$11.99	$10.67	$9.77	$11.04	$11.69
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.28	0.23	0.24	0.21	0.22
Net realized and unrealized gain (loss) on investments	1.19		(1.08)	1.27	0.78	(0.62)	0.18
Total income (loss) from investment operations	1.30		(0.80)	1.50	1.02	(0.41)	0.40
Less distributions from:
Net investment income	—		(0.15)	(0.14)	(0.06)	(0.18)	(0.26)
Net realized gain	—		(0.31)	(0.04)	(0.06)	(0.68)	(0.79)
Total distributions	—		(0.46)	(0.18)	(0.12)	(0.86)	(1.05)
Net asset value, end of period	$12.03		$10.73	$11.99	$10.67	$9.77	$11.04
Total return (c)	12.12	% (f)	(6.89)%	14.11%	10.52%	(3.43)%	3.48%
Ratios and Supplemental Data:
Net assets (in 000’s)	$25,231		$19,842	$14,302	$11,362	$4,897	$2,765
Ratio of expenses to average net assets (d)	0.46	% (e)	0.46%	0.45%	0.45%	0.47%	0.45%
Ratio of net investment income to average net assets (b) (d)	1.95	% (e)	2.32%	1.99%	2.34%	1.94%	1.91%
Portfolio turnover rate	36	% (f)	33%	43%	19%	37%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.86		$11.98	$11.65	$10.63	$11.22
Income (loss) from investment operations:
Net investment income (b) (c)	0.08		0.25	0.23	0.25	0.08
Net realized and unrealized gain (loss) on investments	1.33		0.09	0.28	0.77	(0.67)
Total income (loss) from investment operations	1.41		0.34	0.51	1.02	(0.59)
Less distributions from:
Net investment income	—		(0.15)	(0.14)	—	—
Net realized gain	—		(0.31)	(0.04)	—	—
Total distributions	—		(0.46)	(0.18)	—	—
Net asset value, end of period	$13.27		$11.86	$11.98	$11.65	$10.63
Total return (d)	11.89%		(6.50)%	12.31%	9.60%	(5.26)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$20,672		$11,151	$12	$12	$11
Ratio of expenses to average net assets (f)	0.71	% (g)	0.71%	0.70%	0.70%	0.70	% (g)
Ratio of net investment income to average net assets (c) (f)	1.70	% (g)	2.07%	1.74%	2.09%	1.69	% (g)
Portfolio turnover rate	36	% (h)	33%	43%	19%	37%

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Service Class Shares
	Period Ended
	June 30, 2019
	(Unaudited)

Net asset value, beginning of period	$11.97
Income (loss) from investment operations:
Net investment income (b) (c)	0.17
Net realized and unrealized gain (loss) on investments	(0.10)
Total income (loss) from investment operations	0.07
Net asset value, end of period	$12.04
Total return (d)	0.58%
Ratios and Supplemental Data:
Net assets (in 000’s)	$171
Ratio of expenses to average net assets (f)	0.51	% (g)
Ratio of net investment income to average net assets (c) (f)	1.85	% (g)
Portfolio turnover rate	36	% (h)

(a)	The Moderate Growth ETF Portfolio Investor Class Shares commenced operations on April 30, 2019.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.70		$12.25	$11.26	$10.75	$11.68	$11.52
Income (loss) from investment operations:
Net investment income (a) (b)	0.10		0.24	0.20	0.18	0.12	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	0.89		(0.92)	1.02	0.50	(0.61)	0.20
Total income (loss) from investment operations	0.99		(0.68)	1.22	0.68	(0.49)	0.38
Less distributions from:
Net investment income	—		(0.24)	(0.21)	(0.17)	(0.17)	(0.13)
Net realized gain	—		(0.63)	(0.02)	—	(0.27)	(0.09)
Total distributions	—		(0.87)	(0.23)	(0.17)	(0.44)	(0.22)
Net asset value, end of period	$11.69		$10.70	$12.25	$11.26	$10.75	$11.68
Total return (c)	9.16	% (f,g)	(5.81)%	10.90%	6.39%	(4.15)%	3.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$133		$246	$411	$511	$909	$5,250
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.83	% (e)	2.03%	1.74%	1.62%	1.02%	1.51%
Portfolio turnover rate	29	% (f)	48%	30%	16%	20%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.64		$12.18	$11.20	$10.68	$11.62	$11.47
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.23	0.18	0.16	0.14	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	0.88		(0.93)	1.00	0.50	(0.67)	0.20
Total income (loss) from investment operations	0.97		(0.70)	1.18	0.66	(0.53)	0.35
Less distributions from:
Net investment income	—		(0.21)	(0.18)	(0.14)	(0.14)	(0.11)
Net realized gain	—		(0.63)	(0.02)	—	(0.27)	(0.09)
Total distributions	—		(0.84)	(0.20)	(0.14)	(0.41)	(0.20)
Net asset value, end of period	$11.61		$10.64	$12.18	$11.20	$10.68	$11.62
Total return (c)	9.12	% (f)	(6.04)%	10.58%	6.22%	(4.50)%	3.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$419,082		$415,533	$512,670	$511,731	$531,055	$592,975
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.63	% (e)	1.91%	1.57%	1.50%	1.21%	1.32%
Portfolio turnover rate	29	% (f)	48%	30%	16%	20%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.69		$12.24	$11.25	$10.75	$11.69	$11.56
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.22	0.18	0.16	0.13	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	0.87		(0.94)	1.01	0.49	(0.66)	0.20
Total income (loss) from investment operations	0.96		(0.72)	1.19	0.65	(0.53)	0.35
Less distributions from:
Net investment income	—		(0.20)	(0.18)	(0.15)	(0.14)	(0.13)
Net realized gain	—		(0.63)	(0.02)	—	(0.27)	(0.09)
Total distributions	—		(0.83)	(0.20)	(0.15)	(0.41)	(0.22)
Net asset value, end of period	$11.65		$10.69	$12.24	$11.25	$10.75	$11.69
Total return (c)	8.98	% (f)	(6.15)%	10.58%	6.02%	(4.54)%	3.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$89,501		$85,937	$96,698	$86,999	$67,731	$58,657
Ratio of expenses to average net assets (d)	0.75	% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.54	% (e)	1.84%	1.49%	1.47%	1.17%	1.25%
Portfolio turnover rate	29	% (f)	48%	30%	16%	20%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.49		$12.02	$11.05	$10.54	$11.49	$11.39
Income (loss) from investment operations:
Net investment income (a) (b)	0.07		0.18	0.14	0.12	0.10	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	0.87		(0.92)	0.99	0.49	(0.65)	0.18
Total income (loss) from investment operations	0.94		(0.74)	1.13	0.61	(0.55)	0.31
Less distributions from:
Net investment income	—		(0.16)	(0.14)	(0.10)	(0.13)	(0.12)
Net realized gain	—		(0.63)	(0.02)	—	(0.27)	(0.09)
Total distributions	—		(0.79)	(0.16)	(0.10)	(0.40)	(0.21)
Net asset value, end of period	$11.43		$10.49	$12.02	$11.05	$10.54	$11.49
Total return (c)	8.96	% (f)	(6.41)%	10.24%	5.82%	(4.77)%	2.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$10,116		$9,733	$11,531	$11,587	$12,570	$11,319
Ratio of expenses to average net assets (d)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	1.28	% (e)	1.58%	1.21%	1.14%	0.89%	1.08%
Portfolio turnover rate	29	% (f)	48%	30%	16%	20%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.39		$12.17	$11.75	$11.09	$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.20	0.18	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.85		(0.15)	0.44	0.50	(0.70)
Total income (loss) from investment operations	0.97		0.05	0.62	0.66	(0.65)
Less distributions from:
Net investment income	—		(0.20)	(0.18)	—	—
Net realized gain	—		(0.63)	(0.02)	—	—
Total distributions	—		(0.83)	(0.20)	—	—
Net asset value, end of period	$12.36		$11.39	$12.17	$11.75	$11.09
Total return (d)	8.52	% (h)	(5.67)%	9.81%	5.95%	(5.54)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$13		$12	$12	$13	$11
Ratio of expenses to average net assets (f)	0.90	% (g)	0.90%	0.90%	0.90%	0.90	% (g)
Ratio of net investment income to average net assets (c) (f)	1.38	% (g)	1.66%	1.32%	1.25%	0.96	% (g)
Portfolio turnover rate	29	% (h)	48%	30%	16%	20%

(a)	The Managed Risk Balanced ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.73		$12.66	$10.93	$10.53	$11.82	$11.77
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.24	0.21	0.19	0.18	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	1.01		(1.27)	1.74	0.42	(1.23)	(0.02)
Total income (loss) from investment operations	1.12		(1.03)	1.95	0.61	(1.05)	0.17
Less distributions from:
Net investment income	—		(0.23)	(0.22)	(0.21)	(0.19)	(0.12)
Net realized gain	—		(0.67)	—	—	(0.05)	—
Total distributions	—		(0.90)	(0.22)	(0.21)	(0.24)	(0.12)
Net asset value, end of period	$11.85		$10.73	$12.66	$10.93	$10.53	$11.82
Total return (c)	10.44	% (f)	(8.50)%	17.97%	5.87%	(8.86)%	1.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$28,829		$26,999	$31,412	$28,004	$32,032	$39,059
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b) (d)	1.93	% (e)	1.96%	1.75%	1.74%	1.59%	1.64%
Portfolio turnover rate	30	% (f)	50%	28%	12%	15%	14%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.67		$12.59	$10.87	$10.47	$11.76	$11.71
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.21	0.17	0.16	0.15	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	1.01		(1.27)	1.74	0.42	(1.23)	(0.02)
Total income (loss) from investment operations	1.10		(1.06)	1.91	0.58	(1.08)	0.15
Less distributions from:
Net investment income	—		(0.19)	(0.19)	(0.18)	(0.16)	(0.10)
Net realized gain	—		(0.67)	—	—	(0.05)	—
Total distributions	—		(0.86)	(0.19)	(0.18)	(0.21)	(0.10)
Net asset value, end of period	$11.77		$10.67	$12.59	$10.87	$10.47	$11.76
Total return (c)	10.31	% (f)	(8.72)%	17.66%	5.57%	(9.15)%	1.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$655,608		$640,432	$770,385	$752,397	$847,241	$1,029,438
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.66	% (e)	1.69%	1.46%	1.50%	1.34%	1.41%
Portfolio turnover rate	30	% (f)	50%	28%	12%	15%	14%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.62		$12.54	$10.84	$10.44	$11.72	$11.70
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.19	0.16	0.15	0.14	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	1.00		(1.26)	1.72	0.42	(1.22)	(0.02)
Total income (loss) from investment operations	1.09		(1.07)	1.88	0.57	(1.08)	0.14
Less distributions from:
Net investment income	—		(0.18)	(0.18)	(0.17)	(0.15)	(0.12)
Net realized gain	—		(0.67)	—	—	(0.05)	—
Total distributions	—		(0.85)	(0.18)	(0.17)	(0.20)	(0.12)
Net asset value, end of period	$11.71		$10.62	$12.54	$10.84	$10.44	$11.72
Total return (c)	10.26	% (f)	(8.84)%	17.45%	5.51%	(9.22)%	1.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$164,993		$159,859	$188,141	$168,368	$168,305	$206,885
Ratio of expenses to average net assets (d)	0.75	% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.56	% (e)	1.60%	1.39%	1.44%	1.24%	1.35%
Portfolio turnover rate	30	% (f)	50%	28%	12%	15%	14%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.69		$12.57	$10.85	$10.46	$11.77	$11.77
Income (loss) from investment operations:
Net investment income (a) (b)	0.07		0.15	0.13	0.12	0.13	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	1.01		(1.25)	1.74	0.41	(1.23)	(0.04)
Total income (loss) from investment operations	1.08		(1.10)	1.87	0.53	(1.10)	0.10
Less distributions from:
Net investment income	—		(0.11)	(0.15)	(0.14)	(0.16)	(0.10)
Net realized gain	—		(0.67)	—	—	(0.05)	—
Total distributions	—		(0.78)	(0.15)	(0.14)	(0.21)	(0.10)
Net asset value, end of period	$11.77		$10.69	$12.57	$10.85	$10.46	$11.77
Total return (c)	10.10	% (f)	(9.09)%	17.33%	5.15%	(9.38)%	0.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$5,073		$4,833	$11,182	$10,228	$10,829	$7,510
Ratio of expenses to average net assets (d)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	1.32	% (e)	1.23%	1.14%	1.17%	1.13%	1.16%
Portfolio turnover rate	30	% (f)	50%	28%	12%	15%	14%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.25		$12.59	$11.26	$10.68	$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	0.09		0.17	0.17	0.16	0.05
Net realized and unrealized gain (loss) on investments	1.01		(0.65)	1.35	0.42	(1.11)
Total income (loss) from investment operations	1.10		(0.48)	1.52	0.58	(1.06)
Less distributions from:
Net investment income	—		(0.19)	(0.19)	—	—
Net realized gain	—		(0.67)	—	—	—
Total distributions	—		(0.86)	(0.19)	—	—
Net asset value, end of period	$12.35		$11.25	$12.59	$11.26	$10.68
Total return (d)	9.78	% (h)	(8.32)%	17.00%	5.43%	(9.03)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$13		$12	$13	$11	$11
Ratio of expenses to average net assets (f)	0.90	% (g)	0.90%	0.90%	0.90%	0.90	% (g)
Ratio of net investment income to average net assets (c) (f)	1.41	% (g)	1.44%	1.21%	1.25%	1.09	% (g)
Portfolio turnover rate	30	% (h)	50%	28%	12%	15%

(a)	The Managed Risk Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$11.02		$12.71	$11.34	$10.84	$12.02	$11.93
Income (loss) from investment operations:
Net investment income (a) (b)	0.12		0.25	0.24	0.18	0.17	0.20
Net realized and unrealized gain (loss) on investments and futures contracts	1.00		(1.10)	1.36	0.52	(0.90)	0.18
Total income (loss) from investment operations	1.12		(0.85)	1.60	0.70	(0.73)	0.38
Less distributions from:
Net investment income	—		(0.24)	(0.23)	(0.20)	(0.19)	(0.15)
Net realized gain	—		(0.60)	—	—	(0.26)	(0.14)
Total distributions	—		(0.84)	(0.23)	(0.20)	(0.45)	(0.29)
Net asset value, end of period	$12.14		$11.02	$12.71	$11.34	$10.84	$12.02
Total return (c)	10.16	% (f)	(7.00)%	14.18%	6.50%	(6.10)%	3.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,080		$1,015	$2,389	$1,618	$2,945	$6,286
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b) (d)	1.96	% (e)	1.98%	1.97%	1.68%	1.44%	1.65%
Portfolio turnover rate	28	% (f)	38%	30%	13%	20%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.98		$12.66	$11.30	$10.79	$11.97	$11.90
Income (loss) from investment operations:
Net investment income (a) (b)	0.10		0.24	0.19	0.17	0.16	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	0.99		(1.11)	1.37	0.51	(0.92)	0.15
Total income (loss) from investment operations	1.09		(0.87)	1.56	0.68	(0.76)	0.33
Less distributions from:
Net investment income	—		(0.21)	(0.20)	(0.17)	(0.16)	(0.12)
Net realized gain	—		(0.60)	—	—	(0.26)	(0.14)
Total distributions	—		(0.81)	(0.20)	(0.17)	(0.42)	(0.26)
Net asset value, end of period	$12.07		$10.98	$12.66	$11.30	$10.79	$11.97
Total return (c)	9.93	% (f)	(7.22)%	13.85%	6.31%	(6.36)%	2.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$682,858		$678,295	$826,964	$815,029	$875,534	$971,963
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.68	% (e)	1.86%	1.56%	1.59%	1.36%	1.46%
Portfolio turnover rate	28	% (f)	38%	30%	13%	20%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.94		$12.63	$11.27	$10.78	$11.96	$11.91
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.22	0.18	0.17	0.15	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	1.00		(1.11)	1.37	0.49	(0.92)	0.17
Total income (loss) from investment operations	1.09		(0.89)	1.55	0.66	(0.77)	0.33
Less distributions from:
Net investment income	—		(0.20)	(0.19)	(0.17)	(0.15)	(0.14)
Net realized gain	—		(0.60)	—	—	(0.26)	(0.14)
Total distributions	—		(0.80)	(0.19)	(0.17)	(0.41)	(0.28)
Net asset value, end of period	$12.03		$10.94	$12.63	$11.27	$10.78	$11.96
Total return (c)	9.96	% (f)	(7.38)%	13.83%	6.14%	(6.46)%	2.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$176,956		$170,062	$191,249	$169,824	$137,981	$130,856
Ratio of expenses to average net assets (d)	0.75	% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.59	% (e)	1.79%	1.48%	1.56%	1.31%	1.36%
Portfolio turnover rate	28	% (f)	38%	30%	13%	20%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014

Net asset value, beginning of period	$10.90		$12.57	$11.21	$10.71	$11.91	$11.89
Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.19	0.15	0.14	0.12	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	0.98		(1.10)	1.36	0.48	(0.91)	0.14
Total income (loss) from investment operations	1.06		(0.91)	1.51	0.62	(0.79)	0.30
Less distributions from:
Net investment income	—		(0.16)	(0.15)	(0.12)	(0.15)	(0.14)
Net realized gain	—		(0.60)	—	—	(0.26)	(0.14)
Total distributions	—		(0.76)	(0.15)	(0.12)	(0.41)	(0.28)
Net asset value, end of period	$11.96		$10.90	$12.57	$11.21	$10.71	$11.91
Total return (c)	9.72	% (f)	(7.61)%	13.53%	5.84%	(6.67)%	2.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,187		$6,905	$8,532	$8,285	$8,996	$9,508
Ratio of expenses to average net assets (d)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	1.34	% (e)	1.51%	1.22%	1.24%	1.02%	1.37%
Portfolio turnover rate	28	% (f)	38%	30%	13%	20%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$11.77		$12.67	$11.89	$11.21	$12.11
Income (loss) from investment operations:
Net investment income (b) (c)	0.12		0.20	0.19	0.17	0.06
Net realized and unrealized gain (loss) on investments	0.97		(0.29)	0.79	0.51	(0.96)
Total income (loss) from investment operations	1.09		(0.09)	0.98	0.68	(0.90)
Less distributions from:
Net investment income	—		(0.21)	(0.20)	—	—
Net realized gain	—		(0.60)	—	—	—
Total distributions	—		(0.81)	(0.20)	—	—
Net asset value, end of period	$12.86		$11.77	$12.67	$11.89	$11.21
Total return (d)	9.26	% (h)	(6.77)%	12.99%	6.07%	(7.43)%
Ratios and Supplemental Data:
Net assets, end of period (e)	$14		$13	$13	$12	$11
Ratio of expenses to average net assets (f)	0.90	% (g)	0.90%	0.90%	0.90%	0.90	% (g)
Ratio of net investment income to average net assets (c) (f)	1.43	% (g)	1.61%	1.31%	1.34%	1.11	% (g)
Portfolio turnover rate	28	% (h)	38%	30%	13%	20%

(a)	The Managed Risk Moderate Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of eight different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.
Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.
Managed Risk Moderate Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Aggressive Growth ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio and Moderate Growth ETF Portfolio (collectively the “Traditional Portfolios”) currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, and Managed Risk Moderate Growth ETF Portfolio, (collectively the “Managed Risk Portfolios”) currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Due to custodian liabilities shown on the statements of assets and liabilities are carried at cost and approximate fair value as of December 31, 2018. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,019,979	$—	$—	$19,019,979
Short-Term Investment	2,835,756	—	—	2,835,756
Total	$21,855,735	$—	$—	$21,855,735

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,516,158	$—	$—	$21,516,158
Short-Term Investment	1,387,409	—	—	1,387,409
Total	$22,903,567	$—	$—	$22,903,567

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,075,296	$—	$—	$12,075,296
Short-Term Investment	503,678	—	—	503,678
Total	$12,578,974	$—	$—	$12,578,974

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,553,062	$—	$—	$30,553,062
Short-Term Investment	3,229,247	—	—	3,229,247
Total	$33,782,309	$—	$—	$33,782,309

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,670,317	$—	$—	$32,670,317
Short-Term Investment	899,918	—	—	899,918
Total	$33,570,235	$—	$—	$33,570,235

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$457,995,855	$—	$—	$457,995,855
Short-Term Investments	58,371,663	2,090,327	—	60,461,990
Derivatives
Futures Contracts **	991,863	—	—	991,863
Total	$517,359,381	$2,090,327	$—	$519,449,708

Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$753,510,088	$—	$—	$753,510,088
Short-Term Investments	156,892,562	5,673,746	—	162,566,308
Derivatives
Futures Contracts **	1,992,430	—	—	1,992,430
Total	$912,395,080	$5,673,746	$—	$918,068,826

Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$765,940,454	$—	$—	$765,940,454
Short-Term Investments	145,551,303	4,479,273	—	150,030,576
Derivatives
Futures Contracts **	1,788,865	—	—	1,788,865
Total	$913,280,622	$4,479,273	$—	$917,759,895

The Portfolios did not hold any Level 3 securities during the period ended June 30, 2019.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation of futures contracts is reported in the above table.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 to December 31, 2018, or expected to be taken in the Portfolio’s December 31, 2019 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Managed Risk Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Managed Risk Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Managed Risk Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of June 30, 2019.

Managed Risk Balanced ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation (Depreciation)

Equity Risk	Net unrealized appreciation futures contracts	$625,215
Interest Risk	Net unrealized appreciation futures contracts	366,648
Total		$991,863

Managed Risk Growth ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation (Depreciation)

Equity Risk	Net unrealized appreciation futures contracts	$1,728,430
Interest Risk	Net unrealized appreciation futures contracts	264,000
Total		$1,992,430

Managed Risk Moderate Growth ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation (Depreciation)

Equity Risk	Net unrealized appreciation futures contracts	$1,364,490
Interest Risk	Net unrealized appreciation futures contracts	424,375
Total		$1,788,865

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the period ended June 30, 2019.

Managed Risk Balanced ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss from futures transactions	$(1,147,740)
Futures Contracts	Interest Risk	Net realized gain from futures transactions	1,554,565
Total			$406,825

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(323,750)
	Interest Risk	Net change in unrealized depreciation on futures contracts	(1,067,136)
Total			$(1,390,886)

Managed Risk Growth ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss from futures transactions	$(11,580,187)
Futures Contracts	Interest Risk	Net realized gain from futures transactions	5,576,555
Total			$(6,003,632)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(3,233,838)
	Interest Risk	Net change in unrealized depreciation on futures contracts	(9,634,913)
Total			$(12,868,751)

Managed Risk Moderate Growth ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss from futures transactions	$(4,608,943)
Futures Contracts	Interest Risk	Net realized gain from futures transactions	3,168,098
Total			$(1,440,845)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(1,990,498)
Futures Contracts	Interest Risk	Net change in unrealized depreciation on futures contracts	(4,151,368)
Total			$(6,141,866)

The notional value of the derivative instruments outstanding as of June 30, 2019 as disclosed in the Managed Risk Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Managed Risk Portfolios.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2019:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities

			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial	Pledged
	of Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets

Aggressive Growth ETF Portfolio
Description:
Securities Loaned	$2,271,305	$—	$2,271,305	$—	$2,271,305	$—
Total	$2,271,305	$—	$2,271,305	$—	$2,271,305	$—

Balanced ETF Portfolio
Description:
Securities Loaned	$874,161	$—	$874,161	$—	$874,161	$—
Total	$874,161	$—	$874,161	$—	$874,161	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$249,518	$—	$249,518	$—	$249,518	$—
Total	$249,518	$—	$249,518	$—	$249,518	$—

Growth ETF Portfolio
Description:
Securities Loaned	$2,434,457	$—	$2,434,457	$—	$2,434,457	$—
Total	$2,434,457	$—	$2,434,457	$—	$2,434,457	$—
Managed Risk Balanced ETF Portfolio
Description:
Securities Loaned	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—

Managed Risk Growth ETF Portfolio
Description:
Securities Loaned	$61,009,501	$—	$61,009,501	$—	$61,009,501	$—
Total	$61,009,501	$—	$61,009,501	$—	$61,009,501	$—

Managed Risk Moderate Growth ETF Portfolio
Description:
Securities Loaned	$47,075,717	$—	$47,075,717	$—	$47,075,717	$—
Total	$47,075,717	$—	$47,075,717	$—	$47,075,717	$—

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

The following table breaks out the holdings received as collateral as of June 30, 2019:

Securities Lending Transactions
Overnight and Continuous
Aggressive Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$2,318,542

Balanced ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$892,307

Conservative ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$254,697

Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$2,484,990

Managed Risk Balanced ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$—

Managed Risk Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$62,275,921

Managed Risk Moderate Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$48,052,866

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$6,650,634	$4,506,717
Balanced ETF Portfolio	8,156,642	5,454,793
Conservative ETF Portfolio	3,426,492	2,615,836
Growth ETF Portfolio	12,948,956	9,055,089
Moderate Growth ETF Portfolio	14,117,903	10,543,459
Managed Risk Balanced ETF Portfolio	132,529,090	169,922,609
Managed Risk Growth ETF Portfolio	225,150,433	303,302,911
Managed Risk Moderate Growth ETF Portfolio	217,954,639	292,947,524

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisors, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC. as the Managed Risk Portfolios’ Sub-Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each of the Traditional Portfolio’s average daily net assets and 0.30% of each of the Managed Risk Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Managed Risk Portfolios, the Advisor not the Portfolios pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For period ended June 30, 2019, the Portfolios distributed the following in fees.

Portfolio	Advisory Fees
Aggressive Growth ETF Portfolio	$8,712
Balanced ETF Portfolio	9,875
Conservative ETF Portfolio	5,715
Growth ETF Portfolio	13,971
Moderate Growth ETF Portfolio	14,737
Managed Risk Balanced ETF Portfolio	777,714
Managed Risk Growth ETF Portfolio	1,272,205
Managed Risk Moderate Growth ETF Portfolio	1,302,244

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2, Class 3, Class 4, and Investor Class shares, respectively. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended June 30, 2019, the Portfolios paid the following in distribution fees under the Plan.

Portfolio	Distribution Fees
Aggressive Growth ETF Portfolio	$19,822
Balanced ETF Portfolio	17,835
Conservative ETF Portfolio	4,134
Growth ETF Portfolio	30,774
Moderate Growth ETF Portfolio	27,555
Managed Risk Balanced ETF Portfolio	709,162
Managed Risk Growth ETF Portfolio	1,115,871
Managed Risk Moderate Growth ETF Portfolio	1,183,742

In addition, certain affiliates of the Distributor provide ancillary services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. All operating expenses are paid by GFS from the administrative service fees. For the period ended June 30, 2019, the Trustees received fees in the amount of $6,776 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from GFS under the administrative servicing agreement.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2019, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive Growth ETF Portfolio
Pruco Life Insurance Company	72%

Balanced ETF Portfolio
Pruco Life Insurance Company	58%
Members Life Insurance Company	26%

Conservative ETF Portfolio
Members Life Insurance Company	70%

Growth ETF Portfolio
Pruco Life Insurance Company	59%

Moderate Growth ETF Portfolio
Pruco Life Insurance Company	61%

Managed Risk Balanced ETF Portfolio
Ohio National Life Insurance Company	83%

Managed Risk Growth ETF Portfolio
Ohio National Life Insurance Company	70%

Managed Risk Moderate Growth ETF Portfolio
Ohio National Life Insurance Company	82%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the TOPS Portfolios as of June 30, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross	Gross	Total
		Unrealized	Unrealized	Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Aggressive ETF Portfolio	$20,890,312	$968,806	$(3,383)	$965,423
Balanced ETF Portfolio	22,300,524	653,376	(50,333)	603,043
Conservative ETF Portfolio	12,253,911	333,514	(8,451)	325,063
Growth ETF Portfolio	32,478,837	1,346,900	(43,428)	1,303,472
Moderate Growth ETF Portfolio	32,362,477	1,250,783	(43,025)	1,207,758
Managed Risk Balanced ETF Portfolio	498,252,802	24,824,977	(4,619,934)	20,205,043
Managed Risk Growth ETF Portfolio	853,127,531	70,098,315	(7,149,450)	62,948,865
Managed Risk Moderate Growth ETF Portfolio	869,126,128	63,643,845	(16,798,943)	46,844,902

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

The tax character of the Portfolios distributions paid for the years ended December 31, 2018 and December 31, 2017 were as follows:

	For the year ended December 31, 2018			For the year ended December 31, 2017
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$148,569	$549,407	$697,976	$117,129	$83,652	$200,781

Balanced ETF Portfolio	214,708	307,967	522,675	151,981	96,752	248,733

Conservative ETF Portfolio	174,832	136,396	311,228	63,683	—	63,683

Growth ETF Portfolio	301,040	966,928	1,267,968	216,014	119,790	335,804

Moderate Growth ETF Portfolio	348,403	682,328	1,030,731	238,185	40,808	278,993

Managed Risk Balanced ETF Portfolio	11,807,578	26,793,768	38,601,346	9,174,211	942,416	10,116,627

Managed Risk Growth ETF Portfolio	13,888,634	49,487,438	63,376,072	15,036,517	—	15,036,517

Managed Risk Moderate Growth ETF Portfolio	15,367,440	45,268,907	60,636,347	15,955,014	—	15,955,014

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post		Total
	Ordinary	Long-Term	Carry	October	Unrealized	Accumulated
Fund	Income	Capital Gains	Forwards	Loss	Depreciation	Earnings
Aggressive Growth ETF Portfolio	$603,713	$304,037	$—	$—	$(1,230,874)	$(323,124)

Balanced ETF Portfolio	588,399	251,051	—	—	(1,076,630)	(237,180)

Conservative ETF Portfolio	346,626	26,838	—	—	(445,821)	(72,357)

Growth ETF Portfolio	972,579	485,559	—	—	(1,885,324)	(427,186)

Moderate Growth ETF Portfolio	1,040,336	324,495	—	—	(1,737,740)	(372,909)

Managed Risk Balanced ETF Portfolio	13,879,123	11,553,170	—	—	(19,497,268)	5,935,025

Managed Risk Growth ETF Portfolio	27,957,461	41,983,568	—	—	(26,266,240)	43,674,789

Managed Risk Moderate Growth ETF Portfolio	27,832,493	26,111,846	—	—	(29,529,600)	24,414,739

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of 1256 futures contracts.

TOPS® ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019 (Unaudited)

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at June 30, 2019 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Managed Risk Growth ETF Portfolio

		Value -			Dividends	Decrease in
	Beginning	Beginning of	Gross	Gross	Credited to	Appreciation	Realized Gain	Value-End of
Description	Shares	Period	Additions	Reductions	Income	(Depreciation)	(Loss)	Period	Ending Shares
Invesco MSCI Global Timber ETF	310,761	7,476,910	606,229	1,304,654	—	855,982	110,078	7,744,545	286,903

Managed Risk Moderate Growth ETF Portfolio

		Value -			Dividends	Decrease in
	Beginning	Beginning of	Gross	Gross	Credited to	Appreciation	Realized Gain	Value-End of
Description	Shares	Period	Additions	Reductions	Income	(Depreciation)	(Loss)	Period	Ending Shares
Invesco MSCI Global Timber ETF	321,787	7,742,195	680,803	1,539,683	—	840,085	163,968	7,887,368	292,194

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios
EXPENSE EXAMPLES
June 30, 2019 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Class 1	Ratio	1-1-19	6-30-19	Period*	6-30-19	Period*
Aggressive Growth ETF Portfolio	0.23%	$1,000.00	$1,154.50	$1.23	$1,023.65	$1.16
Balanced ETF Portfolio	0.23%	$1,000.00	$1,104.10	$1.19	$1,023.66	$1.15
Conservative ETF Portfolio	0.25%	$1,000.00	$1,078.90	$1.29	$1,023.55	$1.25
Growth ETF Portfolio	0.23%	$1,000.00	$1,142.20	$1.22	$1,023.65	$1.15
Moderate Growth ETF Portfolio	0.21%	$1,000.00	$1,122.20	$1.10	$1,023.75	$1.05
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$1,091.60	$2.07	$1,022.81	$2.01
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$1,104.40	$2.09	$1,022.81	$2.01
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$1,101.60	$2.08	$1,022.81	$2.01

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Continued)
June 30, 2019 (Unaudited)

					Hypothetical
					(5% return before
			Actual		expenses)

			Ending	Expenses	Ending	Expenses
	Portfolio’s	Beginning	Account	Paid	Account	Paid
	Annualized	Account Value	Value	During	Value	During
Class 2	Expense Ratio	1-1-19	6-30-19	Period*	6-30-19	Period*
Aggressive Growth ETF Portfolio	0.48%	$1,000.00	$1,152.90	$2.57	$1,022.41	$2.41
Balanced ETF Portfolio	0.48%	$1,000.00	$1,102.40	$2.50	$1,022.42	$2.40
Conservative ETF Portfolio	0.50%	$1,000.00	$1,077.60	$2.58	$1,022.31	$2.51
Growth ETF Portfolio	0.47%	$1,000.00	$1,140.90	$2.50	$1,022.46	$2.36
Moderate Growth ETF Portfolio	0.46%	$1,000.00	$1,121.20	$2.42	$1,022.51	$2.31
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$1,091.20	$3.37	$1,021.57	$3.26
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$1,103.10	$3.39	$1,021.57	$3.26
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$1,099.30	$3.38	$1,021.57	$3.26

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 3	Ratio	1-1-19	6-30-19	Period *	6-30-19	Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$1,089.80	$3.89	$1,021.08	$3.76
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$1,102.60	$3.91	$1,021.08	$3.76
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$1,099.60	$3.90	$1,021.08	$3.76

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 4	Ratio	1-1-19	6-30-19	Period *	6-30-19	Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$1,089.60	$5.18	$1,019.84	$5.01
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$1,101.00	$5.21	$1,019.84	$5.01
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$1,097.20	$5.20	$1,019.84	$5.01

TOPS® ETF Portfolios
EXPENSE EXAMPLES (Continued)
June 30, 2019 (Unaudited)

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Investor Class	Ratio	1-1-19	6-30-19	Period*	6-30-19	Period*
Aggressive Growth ETF Portfolio	0.73%	$1,000.00	$1,151.30	$3.90	$1,021.17	$3.66
Balanced ETF Portfolio	0.73%	$1,000.00	$1,101.90	$3.80	$1,021.18	$3.65
Conservative ETF Portfolio	0.75%	$1,000.00	$1,075.00	$3.86	$1,021.07	$3.76
Growth ETF Portfolio	0.72%	$1,000.00	$1,139.10	$3.82	$1,021.22	$3.61
Moderate Growth ETF Portfolio	0.71%	$1,000.00	$1,118.90	$3.73	$1,021.27	$3.56
Managed Risk Balanced ETF Portfolio	0.90%	$1,000.00	$1,085.20	$4.65	$1,020.33	$4.51
Managed Risk Growth ETF Portfolio	0.90%	$1,000.00	$1,097.80	$4.68	$1,020.33	$4.51
Managed Risk Moderate Growth ETF Portfolio	0.90%	$1,000.00	$1,092.60	$4.67	$1,020.33	$4.51

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account Value	Value	During	Value	During
Service Class	Ratio	1-1-19	6-30-19	Period*	6-30-19	Period*
Aggressive Growth ETF Portfolio	0.53%	$1,000.00	$1,155.40	$3.91	$1,022.16	$3.66
Balanced ETF Portfolio	0.53%	$1,000.00	$1,104.90	$3.80	$1,022.17	$3.66
Conservative ETF Portfolio	0.55%	$1,000.00	$1,080.10	$3.87	$1,022.07	$3.76
Growth ETF Portfolio	0.52%	$1,000.00	$1,143.40	$3.83	$1,023.21	$3.61
Moderate Growth ETF Portfolio	0.51%	$1,000.00	$1,123.70	$3.74	$1,022.27	$3.56

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/19